Prospectus, September 1, 2007
as supplemented, October 1, 2007

Evergreen
Intermediate and Long Term Bond Funds

Evergreen Core Bond Fund
Evergreen Core Plus Bond Fund
(formerly Evergreen Diversified Bond Fund)
Evergreen Diversified Income Builder Fund
(formerly Evergreen Strategic Income Fund)
Evergreen High Income Fund
(formerly Evergreen High Yield Bond Fund)
Evergreen Select High Yield Bond Fund
Evergreen U.S. Government Fund
Class A
Class B
Class C
Class I
The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

TABLE OF CONTENTS

FUND RISK/RETURN SUMMARIES: Overview of Fund Risks
Evergreen Core Bond Fund
Evergreen Core Plus Bond Fund
Evergreen Diversified Income Builder Fund
Evergreen High Income Fund
Evergreen Select High Yield Bond Fund
Evergreen U.S. Government Fund
GENERAL INFORMATION: The Funds' Investment Advisor
The Funds' Sub-Advisors
The Funds' Portfolio Managers
Pricing
How to Choose an Evergreen Fund
How to Choose the Share Class that Best Suits You
How To Reduce or Eliminate Your Sales Charge
Shareholder Transactions
How to Buy Shares
How to Redeem Shares
Other Services
Dividends and Distributions
Taxes
More Information about the Funds' Fees and Expenses
Financial Highlights
Other Fund Practices
Index Descriptions

Fund Summaries Key

Each Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL

What is the Fund's investment goal? You can find information about how the Fund seeks to achieve its investment goal by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment goal without a shareholder vote.

INVESTMENT STRATEGY

How does the Fund go about trying to meet its goal? What types of investments does it contain? What style of investing and investment philosophy does it follow?

RISK FACTORS

What are the principal risks for an investor in the Fund?

PERFORMANCE

How well has the Fund performed in the past year? The past five years? The past ten years?

FEES AND EXPENSES

How much does it cost to invest in the Fund? What is the difference between sales charges and expenses?

Overview of Fund Risks

Intermediate and Long Term Bond Funds

typically rely on a combination of the following strategies:

  investing primarily in debt securities;
  depending on the Fund, either investing primarily in investment grade debt securities, which are debt securities rated BBB/Baa or above by any nationally recognized statistical ratings organization or, if unrated, determined to be of comparable quality by the Fund's portfolio managers (Core Bond Fund, Core Plus Bond Fund, and U.S. Government Fund), investing primarily in below investment grade debt securities (High Income Fund and Select High Yield Bond Fund), or investing debt securities of any quality (Diversified Income Builder Fund);
  selling a portfolio investment: i) when a portfolio manager believes the issuer's investment fundamentals are beginning to deteriorate; ii) to take advantage of other yield opportunities; iii) when the investment no longer appears to meet the Fund's investment goal; iv) when the Fund must meet redemptions; or v) for other investment reasons which a portfolio manager deems appropriate.

may be appropriate for investors who:

  seek to maximize income (Diversified Income Builder Fund, High Income Fund and U.S. Government Fund); or
  seek to maximize total return (Core Bond Fund, Core Plus Bond Fund and Select High Yield Bond Fund).
Following this overview, you will find information on each Fund's specific investment strategies and risks.

Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is:
  not guaranteed to achieve its investment goal;
  not a deposit with a bank;
  not insured, endorsed or guaranteed by the FDIC or any government agency; and
  subject to investment risks, including possible loss of your original investment.
Like most investments, your investment in a Fund could fluctuate significantly in value over time and could result in a loss of money. The following are some of the most important risks affecting your investment in a Fund. Other risks may be described in the discussion following this overview.

Interest Rate Risk

When interest rates go up, the value of debt securities and other income-producing securities (e.g., preferred and common stock) tends to fall. If interest rates go down, interest earned by a Fund on its debt investments may also decline, which could cause the Fund to reduce the dividends it pays. The longer the duration or maturity of a debt security held by a Fund, the more the Fund is subject to interest rate risk. Some debt securities give the issuer the option to call or redeem the security before its maturity date. If an issuer calls or redeems the security during a time of declining interest rates, a Fund might have to reinvest the proceeds in a security offering a lower yield, and therefore might be unable to maintain its dividend or benefit from any increase in value as a result of declining interest rates.

Credit Risk

Credit risk refers to the possibility that the issuer of a security held by a Fund or the counterparty to a contract with a Fund may not be able to pay interest and principal when due or otherwise honor its obligations. If an issuer defaults, or if the credit quality of an investment deteriorates or is perceived to deteriorate, the value of the investment could decline. Credit risk is generally greater for zero coupon bonds and other investments that are required to pay interest only at maturity rather than at intervals during the life of the investment. Credit risk will be heightened if a Fund invests in debt securities with medium- and lower-rated credit quality ratings.

Below Investment Grade Bond Risk

Below investment grade bonds are commonly referred to as "high yield" or "junk" bonds. These bonds are considered speculative by the major rating agencies (and bonds in the lowest rating category are highly speculative and may be in default) and are usually backed by issuers of less proven or questionable financial strength. Such issuers may be more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields. Markets may react severely to unfavorable news about issuers of below investment grade bonds, causing sudden and steep declines in value. Lower-rated debt usually has a more limited market than higher-rated debt, which may at times make it difficult to buy or sell certain debt instruments or establish their fair value.

Mortgage- and Asset-Backed Securities Risk

Unlike traditional debt investments, payments on mortgage-backed and many asset-backed investments typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. The Fund may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Because the prepayment rate generally declines as interest rates rise, an increase in interest rates will likely increase the duration, and thus the volatility, of mortgage-backed and asset-backed securities. Some mortgage-backed and asset-backed investments receive only the interest portion ("IOs") or the principal portion ("POs") of payments on the underlying assets. The yields and values of these investments are extremely sensitive to changes in interest rates and in the rate of principal payments on the underlying assets. IOs tend to decrease in value if interest rates decline and rates of repayment (including prepayment) on the underlying mortgages or assets increase; it is possible that a Fund may lose the entire amount of its investment in an IO due to a decrease in interest rates. Conversely, POs tend to decrease in value if interest rates rise and rates of repayment decrease. Moreover, the market for IOs and POs may be volatile and limited, which may make them difficult for a Fund to buy or sell. A Fund may gain investment exposure to mortgage-backed and asset-backed investments by entering into agreements with financial institutions to buy the investments at a fixed price at a future date. A Fund may or may not take delivery of the investments at the termination date of such an agreement, but will nonetheless be exposed to changes in value of the underlying investments during the term of the agreement. Asset-backed and mortgage-backed securities in which a Fund invests include those issued by private issuers, which are not guaranteed or backed by the credit of the U.S. government or by an agency or instrumentality of the U.S. government.

Foreign Investment Risk

Investments in foreign securities entail risks not present in domestic investments. Because foreign securities are normally denominated and traded in foreign currencies, the value of a Fund’s assets may be affected favorably or unfavorably by currency exchange rates, exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. Income the Fund receives from its investments in foreign securities may be subject to withholding and other taxes, in which case the Fund's yield would be reduced. There may be less information publicly available about a foreign company than about a U.S. company, and many foreign companies are not subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than in the United States. In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability, and diplomatic developments that could adversely affect the value of a Fund’s investments in certain foreign countries. Foreign settlement procedures and trade regulations may involve increased risk (such as delay in payment or delivery of securities) or risks not present in the settlement of domestic investments. Legal remedies available to investors may be more limited in foreign markets. A Fund may buy or sell foreign currencies for future delivery and options and futures contracts on foreign currencies for hedging purposes in connection with its foreign investments.

Foreign Currency Transactions Risk

Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares will be affected by changes in exchange rates. To manage this risk, a Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to hedge against a decline in the U.S. dollar value of a security it already owns or against an increase in the value of an asset it expects to purchase. Use of hedging techniques cannot protect against exchange rate risk perfectly. If a Fund's investment advisor is incorrect in its judgment of future exchange rate relationships, a Fund could be in a less advantageous position than if such a hedge had not been established. Losses on foreign currency transactions used for hedging purposes may be reduced by gains on the assets that are the subject of a hedge. A Fund may also purchase a foreign currency on a spot or forward basis in order to benefit from potential appreciation of such currency relative to the U.S. dollar or to other currencies in which a Fund's holdings are denominated. Losses on such transactions may not be reduced by gains from other Fund assets. A Fund's gains from its positions in foreign currencies may accelerate and/or recharacterize the Fund's income or gains and its distributions to shareholders. The Fund's losses from such positions may also recharacterize the Fund's income and its distributions to shareholders and may cause a return of capital to Fund shareholders.

Leverage Risk

Leverage may magnify the risks associated with an investment or cause a Fund to be more volatile than if a Fund had not been leveraged. This is because leverage tends to exaggerate the effect on the Fund of changes in interest rates, market prices, currency rates and other factors.

Derivatives Risk

A derivative is a financial contract whose value depends on changes in the value of one or more underlying assets, reference rates, or indexes. A Fund's use of derivatives may involve risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and may perform in ways unanticipated by a Fund's investment adviser. A Fund's use of derivatives involves the risk that the other party to the derivative contract will fail to make required payments or otherwise to comply with the terms of the contract. Derivatives transactions can create investment leverage, may be highly volatile and a Fund could lose more than the amount it invests. Derivatives may be difficult to value and highly illiquid, and a Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Use of derivatives may increase the amount and affect the timing and character of taxes payable by shareholders.

U.S. Government Securities Risk

The debt instruments issued and/or guaranteed by the U.S. government, its agencies, or instrumentalities, in which the Fund invests, typically include mortgage-backed securities, asset-backed securities, and collateralized mortgage obligations (“CMOs”) issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Securities issued by Ginnie Mae, but not those issued by Fannie Mae or Freddie Mac, are backed by the full faith and credit of the U.S. government. Fannie Mae and Freddie Mac, although chartered or sponsored by Congress, are not funded by congressional appropriations and the securities issued by them are neither guaranteed nor insured by the U.S. government and are supported only by the credit of the issuer itself. In general, securities issued by U.S. government-sponsored entities are neither insured nor guaranteed by the U.S. Treasury.

Stock Market Risk

Your investment in a Fund will be affected by general economic conditions such as prevailing economic growth, inflation and interest rates. When economic growth slows, or interest or inflation rates increase, equity securities tend to decline in value. Such events could also cause companies to decrease the dividends they pay. If these events were to occur, the dividend yield, total return earned on, and the value of your investment would likely decline. Even if general economic conditions do not change, the dividend yield, total return earned on and the value of your investment could decline if the particular industries, companies or sectors in which a Fund invests do not perform well.

Investment Style Risk

Different types of securities -- such as growth style or value style securities -- tend to shift into and out of favor with investors depending on changes in market and economic conditions. As a result, a Fund’s performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.

Core Bond Fund

FUND FACTS:

Goal:

  Maximize Total Return

Principal Investments:

  Investment Grade Mortgage-Backed Securities and Corporate Bonds

Classes of Shares Offered in this Prospectus:

  Class A
  Class B
  Class C
  Class I

Investment Advisor:

  Evergreen
  Investment
  Management
  Company, LLC

Sub-Advisor:

  Tattersall Advisory Group, Inc.

Portfolio Managers:

  Robert A. Calhoun, CFA
  Parham M. Behrooz, CFA
  Mehmet Camurdan, CFA
  Eric R. Harper, CFA
  Todd C. Kuimjian, CFA

NASDAQ Symbols:

  ESBAX (Class A)
  ESBBX (Class B)
  ESBCX (Class C)
  ESBIX (Class I)

Distribution Payment Schedule:

  Monthly

INVESTMENT GOAL

The Fund seeks to maximize total return through a combination of current income and capital growth.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 1. The Fund normally invests at least 80% of its assets in U.S. dollar-denominated investment grade debt securities, including debt securities issued or guaranteed by the U.S. Government or by an agency or instrumentality of the U.S. government, corporate bonds, mortgage-backed securities (including collateralized mortgage obligations ("CMOs")), asset-backed securities, and other income producing securities. Security ratings are determined at the time of investment and are based on ratings received from nationally recognized statistical ratings organizations or, if a security is not rated, it will be deemed to have the same rating as a security determined to be of comparable quality by the Fund's portfolio managers. If a security is rated by more than one nationally recognized statistical ratings organization, the highest rating is used. The Fund may retain any security whose rating has been downgraded after purchase if the Fund's portfolio managers consider the retention advisable. The Fund currently maintains a bias toward corporate and mortgage-backed securities. The Fund may invest a substantial portion of its assets (including a majority of its assets) in CMOs or other mortgage- or asset-backed securities. Some mortgage-backed securities, such as securities issued by the Government National Mortgage Association, are backed by the full faith and credit of the U.S. government. Other mortgage-backed securities, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation or those issued by private issuers, are not backed by the full faith and credit of the U.S. government and are supported only by the credit of the issuer itself. The Fund intends to limit the Fund's dollar-weighted average duration to a two-year minimum and a six-year maximum, while the dollar-weighted average maturity is expected to be longer than the dollar-weighted average duration. Duration is the expected life of a fixed income security and is used to determine the sensitivity of the security's price to changes in interest rates. Maturity merely measures the time until final payment is due. Unlike maturity, duration accounts for the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates. The remaining 20% of the Fund's assets may be represented by cash or invested in cash equivalents or shares of registered investment companies, including money market or fixed-income funds. As part of its investment strategy, the Fund may engage in dollar roll transactions, which allow the Fund to sell a mortgage-backed security to a dealer and simultaneously contract to repurchase a security that is substantially similar in type, coupon and maturity, on a specified future date. Dollar roll transactions may create investment leverage. The Fund may, but will not necessarily, use a variety of derivative instruments, such as futures contracts, options and swaps, including, for example, index futures, Treasury futures, Eurodollar futures, interest rate swap agreements, credit default swaps, and total return swaps. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset or basket of assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk. Derivatives are financial contracts whose values depend on, or are derived from, the value of one or more underlying assets, reference rates or indexes. The various derivative instruments that the Fund may use may change from time to time as new derivative products become available to the Fund. More detail on these types of transactions is included under "Additional Information on Securities and Investment Practices" in the Statement of Additional Information (SAI). For purposes of determining compliance by the Fund with its investment policies and limitations (including any required investment by the Fund in a particular type of security), the Fund may consider an investment in a derivative instrument to constitute an investment in a security if, in the judgment of the portfolio managers, the derivative instrument provides investment exposure comparable to that of the security. For example, the Fund may consider a futures contract or swap transaction to constitute a particular fixed-income security for these purposes.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 1 under the headings:
  Interest Rate Risk
  Credit Risk
  Mortgage- and Asset-Backed Securities Risk
  Derivatives Risk
  U.S. Government Securities Risk
If the Fund purchases mortgage-backed or asset-backed securities that are 'subordinated' to other interests in the same mortgage pool, the Fund as a holder of those securities may only receive payments after the pool's obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool's ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless; the risk of such defaults is generally higher in the case of mortgage pools that include so-called 'subprime' mortgages. An unexpectedly high or low rate of prepayments on a pool's underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination; the risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities. For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance (both before and after taxes) is not an indication of future results. The table below shows the percentage gain or loss for Class I shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses and the reinvestment of all dividends and distributions, but not sales charges that may be applicable to Class A, B, and C shares. Returns for those classes would be lower if sales charges were reflected. Year-by-Year Total Return for Class I Shares (%) 1
1997	1998	1999	2000	2001	2002	2003	2004	2005	2006
9.78	8.23	- 0.14	11.28	8.66	10.06	4.21	4.31	2.36	4.41
Best Quarter:	3rd Quarter 2001	+ 4.59%
Worst Quarter:	2nd Quarter 2004	- 2.29%
Year-to-date total return as of 6/30/2007 is +0.97%.
The next table lists the Fund’s average annual total return by class over the past one-, five- and ten-year periods and since inception, including applicable sales charges. The after-tax returns shown are for Class I, the Fund's oldest class; after-tax returns for other classes will vary. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Lehman Brothers Aggregate Bond Index (LBABI). Please see "Index Descriptions" at the back of this prospectus. Performance information for an index does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index. Average Annual Total Return
(for the period ended 12/31/2006) 1
	Inception Date of Class	1 year	5 year	10 year	Performance Since 12/13/1990
Class A	5/11/2001	- 0.81%	3.74%	5.58%	6.42%
Class B	5/11/2001	- 1.60%	3.66%	5.66%	6.48%
Class C	5/11/2001	2.38%	4.00%	5.66%	6.48%
Class I	12/13/1990	4.41%	5.04%	6.26%	6.85%
Class I	12/13/1990	2.71%	3.21%	3.98%	N/A
(after taxes on distributions) [2]
Class I	12/13/1990	2.84%	3.24%	3.96%	N/A
(after taxes on distributions and sale of Fund shares) [2]
LBABI		4.33%	5.06%	6.24%	7.05%
1.  Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower. Historical performance shown for Class I shares prior to 6/7/1999 is based on the performance of the Class I shares of the Fund's predecessor fund, Tattersall Bond Fund. 2.  The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. More detailed information regarding the shareholder fees shown in the table below can be found under the sections of this prospectus entitled "How to Choose the Share Class that Best Suits You" and "How to Reduce or Eliminate Your Sales Charge." Annual Fund Operating Expenses are based on the Fund's fiscal year ended 4/30/2007. Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C	Class I
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	4.75%[3]	None	None	None
Maximum deferred sales charge (load) (as a % of either the redemption amount or initial investment, whichever is lower)	None [3]	5.00%	1.00%	None
3.  Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a deferred sales charge of 1.00% upon redemption within 18 months. Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
	Class A	Class B	Class C	Class I
Management Fees	0.32%	0.32%	0.32%	0.32%
12b-1 Fees	0.30%	1.00%	1.00%	0.00%
Other Expenses	0.22%	0.22%	0.22%	0.22%
Acquired Fund Fees and Expenses [4]	0.03%	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses [4,5]	0.87%	1.57%	1.57%	0.57%
4.  The Total Annual Fund Operating Expenses in the table above include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (each an "Acquired Fund"). The Total Annual Fund Operating Expenses shown may be higher than the Fund's ratio of expenses to average net assets shown in the "Financial Highlights" section, which does not include Acquired Fund fees and expenses. 5.  The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Total Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Annual Fund Operating Expenses were 0.74% for Class A, 1.48% for Class B, 1.48% for Class C, and 0.48% for Class I. The example below is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower. Example of Fund Expenses
	Assuming Redemption At End of Period				Assuming No Redemption
After:	Class A	Class B	Class C	Class I	Class B	Class C
1 year	$ 560	$ 660	$ 260	$ 58	$ 160	$ 160
3 years	$ 739	$ 796	$ 496	$ 183	$ 496	$ 496
5 years	$ 934	$ 1,055	$ 855	$ 318	$ 855	$ 855
10 years	$ 1,497	$ 1,679	$ 1,867	$ 714	$ 1,679	$ 1,867

Core Plus Bond Fund

FUND FACTS:

Goal:

  Maximize Total Return

Principal Investment:

  Investment Grade Debt Securities

Classes of Shares Offered in this Prospectus:

  Class A
  Class B
  Class C
  Class I

Investment Advisor:

  Evergreen Investment Management Company, LLC

Sub-Advisors:

  Tattersall Advisory Group, Inc.
  Evergreen International Advisors

Portfolio Managers:

  Robert A. Calhoun, CFA
  Parham M. Behrooz, CFA
  Mehmet Camurdan, CFA
  Eric R. Harper, CFA
  Todd C. Kuimjian, CFA
  Lisa Brown-Premo
  Robert D. Rowe
  Andrew Cestone
  Anthony Norris
  Peter Wilson
  Alex Perrin
  Michael Lee

NASDAQ Symbols:

  EKDLX (Class A)
  EKDMX (Class B)
  EKDCX (Class C)
  EKDYX (Class I)

Distribution Payment Schedule:

  Monthly

INVESTMENT GOAL

The Fund seeks to maximize total return through a combination of current income and capital growth.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 1. The Fund normally invests at least 80% of its assets in investment grade debt securities, including debt securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government, corporate bonds, mortgage-backed securities (including collateralized mortgage obligations (“CMOs”)), asset-backed securities, and other income producing securities. Security ratings are determined at the time of investment based on ratings received from nationally recognized statistical ratings organizations or, if a security is not rated, it will be deemed to have the same rating as a security determined to be of comparable quality by the Fund’s portfolio managers. If a security is rated by more than one nationally recognized statistical ratings organization, the highest rating is used. The Fund may retain any security whose rating has been downgraded after purchase if the Fund’s portfolio managers consider the retention advisable. The Fund is not required to sell or otherwise dispose of any security that loses its rating or has its rating reduced after the Fund has purchased it. The Fund currently maintains a bias toward corporate and mortgage-backed securities. The Fund may invest a substantial portion of its assets in mortgage-backed securities, asset-backed securities, and collateralized mortgage obligations. The Fund may also engage in dollar roll transactions, which allow the Fund to sell a mortgage-backed security to a dealer and simultaneously contract to repurchase a security that is substantially similar in type, coupon and maturity, on a specified future date. Dollar roll transactions may create investment leverage. Any transactions in dollar rolls which exceed 5% of the Fund's assets will be "covered." This means that the dollar roll position will be offset by a cash or cash equivalent position. In an effort to enhance income and total return, the Fund may invest a portion of its assets in below investment grade bonds (sometimes referred to as "junk bonds"), with a minimum credit rating of CCC. The degree to which the Fund will hold such securities will depend on various factors, including the portfolio managers’ economic forecast and judgment as to the comparative values offered by below investment grade bonds and higher quality bonds. The Fund’s investments in below investment grade bonds will not exceed 20% of its assets. The Fund may invest up to 30% of its total assets in foreign securities, including up to 20% of its total assets in securities of foreign issuers denominated in foreign currencies. The Fund’s investments in foreign securities may also include investments of up to 10% of the Fund’s assets in debt securities of issuers based in countries the portfolio managers consider to have emerging market economies. The Fund’s combined investments in high yield bonds, foreign securities and non-US dollar-denominated securities will not exceed 35% of the Fund's total assets. When selecting securities, the portfolio managers consider research on the bond market, economic analysis and interest rate forecasts. The portfolio managers' analysis of securities focuses on factors such as interest or dividend coverage, asset values, earning prospects and the quality of management of the company. The Fund may, but will not necessarily, use a variety of derivative instruments, such as futures contracts, options and swaps, including, for example, index futures, Treasury futures, Eurodollar futures, interest rate swap agreements, credit default swaps, and total return swaps. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset or basket of assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk. Derivatives are financial contracts whose values depend on, or are derived from, the value of one or more underlying assets, reference rates or indexes. The various derivative instruments that the Fund may use may change from time to time as new derivative products become available to the Fund. More detail on these types of transactions is included under "Additional Information on Securities and Investment Practices" in the Statement of Additional Information (SAI). For purposes of determining compliance by the Fund with its investment policies and limitations (including any required investment by the Fund in a particular type of security), the Fund may consider an investment in a derivative instrument to constitute an investment in a security if, in the judgment of the portfolio managers, the derivative instrument provides investment exposure comparable to that of the security. For example, the Fund may consider a futures contract or swap transaction to constitute a particular fixed-income security for these purposes.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 1 under the headings:
  Interest Rate Risk
  Credit Risk
  Below Investment Grade Bond Risk
  Foreign Investment Risk
  Derivatives Risk
  U.S. Government Securities Risk
  Foreign Currency Transactions Risk
  Mortgage- and Asset-Backed Securities Risk
If the Fund purchases mortgage-backed or asset-backed securities that are 'subordinated' to other interests in the same mortgage pool, the Fund as a holder of those securities may only receive payments after the pool's obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool's ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless; the risk of such defaults is generally higher in the case of mortgage pools that include so-called 'subprime' mortgages. An unexpectedly high or low rate of prepayments on a pool's underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination; the risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities. In addition to the risks normally associated with foreign investing, the Fund may be subject to the risks more specifically associated with investing in emerging markets. An 'emerging market' is any market where sovereign-issued bonds, whether in local or hard currency, are not investment grade or whose local currency markets are not currently tradable. Emerging market countries may rely on international trade and could be adversely affected by the economic conditions in the countries with which they trade. The risks of investing in emerging markets also include greater political and economic uncertainties than in developed foreign markets, the risk of nationalization, diplomatic developments (including war), social instability, currency transfer restrictions, and a more limited number of potential buyers for investments. Such countries may experience high levels of inflation or deflation and currency devaluation. Additionally, the securities markets and legal systems in emerging market countries may only be in a developmental stage and may provide few, or none, of the advantages and protections of markets or legal systems available in more developed countries. Investments in emerging markets are considered to be speculative and may be illiquid and highly volatile. For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance (both before and after taxes) is not an indication of future results. The table below shows the percentage gain or loss for Class I shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses and the reinvestment of all dividends and distributions, but not sales charges that may be applicable to Class A, B, and C shares. Returns for those classes would be lower if sales charges were reflected. Year-by-Year Total Return for Class I Shares (%) 1
1997	1998	1999	2000	2001	2002	2003	2004	2005	2006
10.02	6.69	0.19	6.64	8.41	6.41	11.67	6.55	2.17	4.78
Best Quarter:	2nd Quarter 2003	+ 5.92%[1]
Worst Quarter:	2nd Quarter 2004	- 2.94%[1]
Year-to-date total return as of 6/30/2007 is +1.48%.
The next table shows the Fund’s average annual total return by class over the past one-, five- and ten-year periods and since inception, including applicable sales charges. The after-tax returns shown are for Class I, the Fund's oldest class; after-tax returns for other classes will vary. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Lehman Brothers Corporate Bond Index (LBCBI), Merrill Lynch High Yield, Cash Pay, BB-B Index (MLHYCPBB-B) and LBCBI/MLHYCPBB-B Blend Index (referred to as the Evergreen Diversified Bond Blended Index (EDBBI) in the Fund's annual report), the indexes to which the Fund has previously compared its performance, as well as the Lehman Brothers Aggregate Bond Index (LBABI). Given the Fund's recent investment strategy change, the Fund believes that the LBABI is a more appropriate benchmark, as it is the most commonly used benchmark for core plus bond funds. In future periods, the Fund will compare its performance to the LBABI instead of the previously-used indexes. Please see "Index Descriptions" at the back of this prospectus. Performance information for an index does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index. Average Annual Total Return
(for the period ended 12/31/2006) 1
	Inception Date of Class	1 year	5 year	10 year	Performance Since 11/30/1972
Class A	5/20/2005	- 0.50%	5.15%	5.74%	8.45%
Class B	5/20/2005	- 1.19%	5.61%	6.13%	8.57%
Class C	5/20/2005	2.75%	5.93%	6.13%	8.57%
Class I	11/30/1972	4.78%	6.27%	6.30%	8.62%
Class I	11/30/1972	2.59%	3.93%	3.61%	N/A
(after taxes on distributions) [2]
Class I	11/30/1972	3.06%	3.96%	3.70%	N/A
(after taxes on distributions and sale of Fund shares) [2]
LBABI		4.33%	5.06%	6.24%	N/A
LBCBI		4.30%	5.90%	6.52%	N/A
MLHYCPBB-B [3]		10.67%	8.91%	6.73%	N/A
EDBBI		5.55%	6.53%	6.59%	N/A
1.  Historical performance shown for Class I prior to 5/23/2005 is based on the performance of the fund's predecessor closed-end fund, Vestaur Securities Fund. Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not, and Vestaur Securities Fund did not, pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower. 2.  The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. 3.  Copyright 2007. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. More detailed information regarding the shareholder fees and expenses shown in the table below can be found under the section of this prospectus entitled "More Information about the Fund's Fees and Expenses." Annual Fund Operating Expenses are based on the Fund's fiscal year ended 4/30/2007. Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C	Class I
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	4.75%[4]	None	None	None
Maximum deferred sales charge (load) (as a % of either the redemption amount or initial investment, whichever is lower)	None [4]	5.00%	1.00%	None
4.  Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a deferred sales charge of 1.00% upon redemption within 18 months. Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
	Class A	Class B	Class C	Class I
Management Fees	0.45%	0.45%	0.45%	0.45%
12b-1 Fees	0.30%	1.00%	1.00%	0.00%
Other Expenses	0.40%	0.40%	0.40%	0.40%
Total Annual Fund Operating Expenses [5]	1.15%	1.85%	1.85%	0.85%
5.  The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Total Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Annual Fund Operating Expenses were 0.93% for Class A, 1.67% for Class B, 1.67% for Class C, and 0.67% for Class I. The example below is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example assumes a 5% average annual return, reinvestment of all dividends and distributions and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower. Example of Fund Expenses
	Assuming Redemption At End of Period				Assuming No Redemption
After:	Class A	Class B	Class C	Class I	Class B	Class C
1 year	$ 587	$ 688	$ 288	$ 87	$ 188	$ 188
3 years	$ 823	$ 882	$ 582	$ 271	$ 582	$ 582
5 years	$ 1,078	$ 1,201	$ 1,001	$ 471	$ 1,001	$ 1,001
10 years	$ 1,806	$ 1,986	$ 2,169	$ 1,049	$ 1,986	$ 2,169

Diversified Income Builder Fund

FUND FACTS:

Goals:

  High Current Income
  Capital Growth

Principal Investments:

  Debt Securities of any quality, including Convertible Bonds
  Dividend Paying Common and Preferred Stock

Classes of Shares Offered in this Prospectus:

  Class A
  Class B
  Class C
  Class I

Investment Advisor:

  Evergreen
  Investment
  Management
  Company, LLC

Portfolio Manager:

  Margaret D. Patel

NASDAQ Symbols:

  EKSAX (Class A)
  EKSBX (Class B)
  EKSCX (Class C)
  EKSYX (Class I)

Distribution Payment Schedule:

  Monthly

INVESTMENT GOAL

The Fund seeks high current income from investments in income-producing securities. Secondarily, the Fund considers potential for growth of capital in selecting securities.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 1. The Fund invests principally in a portfolio of securities selected by the adviser to provide high current income. The Fund will normally invest at least 80% of its assets in a diversified portfolio of U.S. and non-U.S. income-producing securities, which may include debt securities of any quality, dividend-paying common and preferred stocks, convertible bonds, and derivatives (such as structured notes) providing a return expected to be comparable to an investment in those securities. Common stocks in which the Fund invests may include stocks of domestic or foreign companies, securities of exchange-traded funds that invest in equity securities, securities of real estate investment trusts (REITs), and warrants and rights to purchase common stocks. The Fund does not normally expect to invest more than 25% of its assets in common stocks. Although the Fund’s adviser expects that, in most cases, the Fund will purchase common stocks for their dividend-paying ability, in some cases, the Fund may purchase common stocks for what the adviser considers to be their potential for capital growth. Securities in the Fund’s portfolio may be issued by domestic or foreign issuers (including foreign governments), and may include securities of emerging markets issuers; there is no limit on the amount of the Fund’s portfolio that may be invested in foreign securities. The Fund may invest a portion of its portfolio in U.S. government securities, including zero-coupon U.S. Treasury securities, and in asset-backed securities, mortgage-backed securities, collateralized mortgage obligations (CMOs), and money market instruments. The Fund’s adviser seeks to control risk through diversification, credit analysis, economic analysis, interest rate forecasts and a review of sector and industry trends as well as fundamental company, balance sheet and cash flow analysis. The Fund may, but will not necessarily, use derivative instruments, such as structured notes, futures and options, and swap agreements, as an alternative to investments directly in income-producing securities or to manage risk. The Fund may also, but will not necessarily, enter into foreign currency exchange contracts to hedge against adverse changes in currency exchange rates related to non-US dollar denominated holdings. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset or basket of asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk. The Fund may use derivatives both for hedging and non-hedging purposes, including for purposes of enhancing returns. Derivatives are financial contracts whose values depend on, or are derived from, the value of one or more underlying assets, reference rates or indexes. The Fund’s use of derivative instruments may involve risks different from, or possibly greater than, the risks associated with other types of investments. The various derivative instruments that the Fund may use may change from time to time as new derivative products become available to the Fund. More detail on these types of transactions is included under “Additional Information on Securities and Investment Practices” in the Statement of Additional Information (SAI). For purposes of determining compliance by a Fund with its investment policies and limitations (including any required investment by the Fund in a particular type of security), a Fund may consider an investment in a derivative instrument to constitute an investment in a security if, in the judgment of the adviser, the derivative instrument provides investment exposure comparable to that of the security. For example, the Fund may consider a futures contract or swap transaction to constitute a particular fixed-income security for these purposes.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 1 under the headings:
  Interest Rate Risk
  Credit Risk
  Below Investment Grade Bond Risk
  Mortgage- and Asset-Backed Securities Risk
  Foreign Investment Risk
  Foreign Currency Transactions Risk
  Derivatives Risk
  U.S. Government Securities Risk
  Stock Market Risk
  Investment Style Risk
In addition to the risks normally associated with foreign investing, the Fund may be subject to the risks more specifically associated with investing in emerging markets. An 'emerging market' is any market where sovereign-issued bonds, whether in local or hard currency, are not investment grade or whose local currency markets are not currently tradable. Emerging market countries may rely on international trade and could be adversely affected by the economic conditions in the countries with which they trade. The risks of investing in emerging markets also include greater political and economic uncertainties than in developed foreign markets, the risk of nationalization, diplomatic developments (including war), social instability, currency transfer restrictions, and a more limited number of potential buyers for investments. Such countries may experience high levels of inflation or deflation and currency devaluation. Additionally, the securities markets and legal systems in emerging market countries may only be in a developmental stage and may provide few, or none, of the advantages and protections of markets or legal systems available in more developed countries. Investments in emerging markets are considered to be speculative and may be illiquid and highly volatile. The Fund may also be subject to the risks of investing in convertible securities. Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security. In the event of a liquidation of the issuing company, holders of convertible securities would be paid only after holders of any senior debt obligations. For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance (both before and after taxes) is not an indication of future results. The table below shows the percentage gain or loss for the Class A shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund’s return has varied from year-to-year. This table includes the effects of Fund expenses and the reinvestment of all dividends and distributions, but not sales charges. Returns would be lower if sales charges were included. Year-by-Year Total Return for Class A Shares (%)
1997	1998	1999	2000	2001	2002	2003	2004	2005	2006
8.77	3.49	2.32	- 1.33	5.87	14.94	16.40	8.19	- 1.38	5.42
Best Quarter:	2nd Quarter 2003	+ 6.25%
Worst Quarter:	3rd Quarter 1998	- 3.29%
Year-to-date total return as of 6/30/2007 is +0.88%.
The next table lists the Fund’s average annual total return by class over the past one-, five- and ten-year periods and since inception, including applicable sales charges. The after-tax returns shown are for Class A, the Fund's oldest class; after-tax returns for other classes will vary. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Lehman Brothers Aggregate Bond Index (LBABI), J.P. Morgan Global Government Bond Index excluding U.S. (JPMGXUS), the Merrill Lynch High Yield Master Index (MLHYMI) and the Evergreen Diversified Income Builder Blended Index (EDIBBI), which each provide investors with the recent return history of various classes of debt securities to which they may compare the Fund's performance. Please see "Index Descriptions" at the back of this prospectus. Performance information for an index does not reflect the transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index. Average Annual Total Return
(for the period ended 12/31/2006) 1
	Inception Date of Class	1 year	5 year	10 year	Performance Since 4/14/1987
Class A	4/14/1987	0.35%	7.45%	5.60%	6.65%
Class A	4/14/1987	- 1.43%	5.14%	2.98%	N/A
(after taxes on distributions) [2]
Class A	4/14/1987	0.20%	5.00%	3.11%	N/A
(after taxes on distributions and sale of Fund shares) [2]
Class B	2/1/1993	- 0.33%	7.44%	5.33%	6.37%
Class C	2/1/1993	3.67%	7.74%	5.33%	6.36%
Class I	1/13/1997	5.72%	8.83%	6.21%	6.96%
EDIBBI		8.61%	8.66%	6.28%	N/A
JPMGXUS		6.84%	9.49%	4.68%	N/A
MLHYMI [3]		11.64%	9.85%	6.86%	N/A
LBABI		4.33%	5.06%	6.24%	N/A
1.  Historical performance shown for Classes B, C and I prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes B, C and I have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class I would have been higher. 2.  The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. 3.  Copyright 2007. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. More detailed information regarding the shareholder fees shown in the table below can be found under the sections of this prospectus entitled "How to Choose the Share Class that Best Suits You" and "How to Reduce or Eliminate Your Sales Charge." Annual Fund Operating Expenses are based on the Fund's fiscal year ended 4/30/2007. Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C	Class I
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	4.75%[4]	None	None	None
Maximum deferred sales charge (load) (as a % of either the redemption amount or initial investment, whichever is lower)	None [4]	5.00%	1.00%	None
4.  Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a deferred sales charge of 1.00% upon redemption within 18 months. Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
	Class A	Class B	Class C	Class I
Management Fees	0.44%	0.44%	0.44%	0.44%
12b-1 Fees	0.30%	1.00%	1.00%	0.00%
Other Expenses [5]	0.47%	0.47%	0.47%	0.47%
Total Annual Fund Operating Expenses [5]	1.21%[6]	1.91%	1.91%	0.91%
5.  The Other Expenses in the table above include fees and expenses of 0.01% or less that were incurred indirectly by the Fund as a result of its investment in other investment companies (each, an "Acquired Fund"). The Total Annual Fund Operating Expenses shown may be higher than the Fund's ratio of expenses to average net assets shown in the "Financial Highlights" section, which does not include Acquired Fund fees and expenses. 6.  The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Total Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary expense reimbursements relating to Class A shares, Total Annual Fund Operating Expenses were 1.17% for Class A. The example below is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower. Example of Fund Expenses
	Assuming Redemption At End of Period				Assuming No Redemption
After:	Class A	Class B	Class C	Class I	Class B	Class C
1 year	$ 592	$ 694	$ 294	$ 93	$ 194	$ 194
3 years	$ 841	$ 900	$ 600	$ 290	$ 600	$ 600
5 years	$ 1,108	$ 1,232	$ 1,032	$ 504	$ 1,032	$ 1,032
10 years	$ 1,871	$ 2,051	$ 2,233	$ 1,120	$ 2,051	$ 2,233

High Income Fund

FUND FACTS:

Goal:

  High Income

Principal Investment:

  Below Investment Grade Bonds

Classes of Shares Offered in this Prospectus:

  Class A
  Class B
  Class C
  Class I

Investment Advisor:

  Evergreen
  Investment
  Management
  Company, LLC

Sub-Advisor:

  Tattersall Advisory Group, Inc.

Portfolio Manager:

  Andrew Cestone

NASDAQ Symbols:

  EKHAX (Class A)
  EKHBX (Class B)
  EKHCX (Class C)
  EKHYX (Class I)

Distribution Payment Schedule:

  Monthly

INVESTMENT GOAL

The investment objective of the Fund is high income.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 1. The Fund normally invests at least 65% of its assets in below investment grade bonds, debentures and other income-producing obligations (sometimes referred to as "junk bonds"), but may purchase securities of any rating. In addition, the Fund may purchase unrated securities, which are not necessarily of lower quality than rated securities, but may not be as attractive to as many buyers. Security ratings are determined at the time of investment based on ratings received from a nationally recognized statistical ratings organization or, if not rated, determined to be of comparable quality by the Fund's portfolio manager. If a security is rated by more than one nationally recognized statistical ratings organization, the lowest rating of any one of these agencies is used to determine the rating. The Fund may retain any security whose rating has been upgraded after purchase if the Fund's portfolio manager considers the retention advisable. The Fund may invest up to 35% of its total assets in bonds rated investment grade (or unrated securities determined by the Fund's portfolio manager to be of comparable quality). The high income sought by the Fund is ordinarily associated with below investment grade bonds and similar securities in the lower rating categories of a nationally recognized statistical ratings organization or with securities that are unrated. While growth of capital is not an investment goal, the Fund may purchase securities that offer the possibility of capital growth in addition to income, provided the acquisition of such securities does not conflict with the Fund’s investment goal of high income. When selecting securities, the portfolio manager considers research on the bond market, economic analysis and interest rate forecasts. The portfolio manager's analysis of securities focuses on factors such as interest or dividend coverage, asset values, earning prospects and the quality of management of the company. The Fund may invest up to 50% of its assets in foreign securities. The Fund may, but will not necessarily, use a variety of derivative instruments, such as futures contracts, options and swaps, including, for example, index futures, Treasury futures, Eurodollar futures, interest rate swap agreements, credit default swaps, and total return swaps. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset or basket of assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk. Derivatives are financial contracts whose values depend on, or are derived from, the value of one or more underlying assets, reference rates or indexes. The various derivative instruments that the Fund may use may change from time to time as new derivative products become available to the Fund. More detail on these types of transactions is included under "Additional Information on Securities and Investment Practices" in the Statement of Additional Information (SAI). For purposes of determining compliance by the Fund with its investment policies and limitations (including any required investment by the Fund in a particular type of security), the Fund may consider an investment in a derivative instrument to constitute an investment in a security if, in the judgment of the portfolio manager, the derivative instrument provides investment exposure comparable to that of the security. For example, the Fund may consider a futures contract or swap transaction to constitute a particular fixed-income security for these purposes.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 1 under the headings:
  Interest Rate Risk
  Credit Risk
  Below Investment Grade Bond Risk
  Foreign Investment Risk
  Derivatives Risk
For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance (both before and after taxes) is not an indication of future results. The table below shows the percentage gain or loss for Class B shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses and the reinvestment of all dividends and distributions, but not sales charges. Returns would be lower if sales charges were included. Year-by-Year Total Return for Class B Shares (%)
1997	1998	1999	2000	2001	2002	2003	2004	2005	2006
12.96	- 2.53	6.59	- 7.44	5.20	4.31	19.75	7.89	0.18	8.29
Best Quarter:	2nd Quarter 2003	+ 6.38%
Worst Quarter:	3rd Quarter 1998	- 8.94%
Year-to-date total return as of 6/30/2007 is +2.88%.
The next table lists the Fund's average annual total return by class over the past one-, five- and ten-year periods and since inception, including applicable sales charges. The after-tax returns shown are for Class B, the Fund's oldest class; after-tax returns for other classes will vary. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Merrill Lynch High Yield Master Index (MLHYMI). Please see "Index Descriptions" at the back of this prospectus. Performance information for an index does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index. Average Annual Total Return
(for the period ended 12/31/2006) 1
	Inception Date of Class	1 year	5 year	10 year	Performance Since 9/11/1935
Class A	1/20/1998	4.01%	7.62%	5.44%	8.01%
Class B	9/11/1935	3.29%	7.59%	5.27%	7.98%
Class B	9/11/1935	0.88%	4.93%	2.34%	N/A
(after taxes on distributions) [2]
Class B	9/11/1935	2.07%	4.88%	2.63%	N/A
(after taxes on distributions and sale of Fund shares) [2]
Class C	1/21/1998	7.29%	7.89%	5.27%	7.98%
Class I	4/14/1998	9.38%	8.97%	6.19%	8.11%
MLHYMI [3]		11.64%	9.85%	6.86%	N/A
1.  Historical performance shown for Classes A, C and I prior to their inception is based on the performance of Class B, the original class offered. The historical returns for Classes A and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and I would have been higher. 2.  The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. 3.  Copyright 2007. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. More detailed information regarding the shareholder fees shown in the table below can be found under the sections of this prospectus entitled "How to Choose the Share Class that Best Suits You" and "How to Reduce or Eliminate Your Sales Charge." Annual Fund Operating Expenses are based on the Fund's fiscal year ended 4/30/2007. Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C	Class I
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	4.75%[4]	None	None	None
Maximum deferred sales charge (load) (as a % of either the redemption amount or initial investment, whichever is lower)	None [4]	5.00%	1.00%	None
4.  Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a deferred sales charge of 1.00% upon redemption within 18 months. Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
	Class A	Class B	Class C	Class I
Management Fees	0.43%	0.43%	0.43%	0.43%
12b-1 Fees	0.30%	1.00%	1.00%	0.00%
Other Expenses [5]	0.38%	0.38%	0.38%	0.38%
Total Annual Fund Operating Expenses [5]	1.11%[6]	1.81%	1.81%	0.81%
5.  The Other Expenses in the table above include fees and expenses of 0.01% or less that were incurred indirectly by the Fund as a result of its investment in other investment companies (each, an "Acquired Fund"). The Total Annual Fund Operating Expenses shown may be higher than the Fund's ratio of expenses to average net assets shown in the "Financial Highlights" section, which does not include Acquired Fund fees and expenses. 6.  The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Total Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary expense reimbursements relating to Class A shares, Total Annual Fund Operating Expenses were 1.07% for Class A. The example below is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower. Example of Fund Expenses
	Assuming Redemption At End of Period				Assuming No Redemption
After:	Class A	Class B	Class C	Class I	Class B	Class C
1 year	$ 583	$ 684	$ 284	$ 83	$ 184	$ 184
3 years	$ 811	$ 869	$ 569	$ 259	$ 569	$ 569
5 years	$ 1,058	$ 1,180	$ 980	$ 450	$ 980	$ 980
10 years	$ 1,762	$ 1,943	$ 2,127	$ 1,002	$ 1,943	$ 2,127

Select High Yield Bond Fund

FUND FACTS:

Goal:

  High Level of Total Return

Principal Investment:

  Below Investment Grade Bonds

Class of Shares Offered in this Prospectus:

  Class I

Investment Advisor:

  Evergreen
  Investment
  Management
  Company, LLC

Sub-Advisor:

  Tattersall Advisory Group, Inc.

Portfolio Manager:

  Andrew Cestone

NASDAQ Symbol:

  EHYIX (Class I)

Distribution Payment Schedule:

  Monthly

INVESTMENT GOAL

The Fund seeks a high level of total return.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 1. The Fund normally invests at least 80% of its assets in U.S. dollar-denominated bonds, debentures, and other income-producing obligations which are rated below investment grade by a nationally recognized statistical ratings organization (sometimes referred to as "junk bonds"). The Fund intends to emphasize securities rated B- or higher by Standard & Poor's Rating Services or Fitch IBCA, Inc. or B3 or higher by Moody’s Investors Services, Inc., although the Fund may invest in securities with any rating or unrated securities. Security ratings are determined at the time of investment based on ratings received from a nationally recognized statistical ratings organization or, if a security is not rated, determined to be of comparable quality by the Fund's portfolio manager. If a security is rated by more than one nationally recognized statistical ratings organization, the lowest rating of any one of these agencies is used to determine the rating. The Fund may retain any security whose rating has been upgraded after purchase if the Fund's portfolio manager considers the retention advisable. The remaining 20% of the Fund’s assets may be represented by cash or invested in cash equivalents, shares of registered investment companies, investment grade bonds, debentures or other income producing securities. The Fund may invest up to 15% of its assets in foreign securities, including Yankee bonds, which are U.S. dollar-denominated bonds issued by foreign banks and corporations. The Fund seeks to purchase securities that offer the possibility of capital growth in addition to income. The portfolio manager considers the creditworthiness of the company, the quality of management and what he believes are the prospects for the company’s cash flow when considering the purchase of securities. The Fund currently expects to maintain a dollar-weighted average maturity of five to ten years. The Fund may, but will not necessarily, use a variety of derivative instruments, such as futures contracts, options and swaps, including, for example, index futures, Treasury futures, Eurodollar futures, interest rate swap agreements, credit default swaps, and total return swaps. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset or basket of assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk. Derivatives are financial contracts whose values depend on, or are derived from, the value of one or more underlying assets, reference rates or indexes. The various derivative instruments that the Fund may use may change from time to time as new derivative products become available to the Fund. More detail on these types of transactions is included under "Additional Information on Securities and Investment Practices" in the Statement of Additional Information (SAI). For purposes of determining compliance by the Fund with its investment policies and limitations (including any required investment by the Fund in a particular type of security), the Fund may consider an investment in a derivative instrument to constitute an investment in a security if, in the judgment of the portfolio manager, the derivative instrument provides investment exposure comparable to that of the security. For example, the Fund may consider a futures contract or swap transaction to constitute a particular fixed-income security for these purposes.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 1 under the headings:
  Interest Rate Risk
  Credit Risk
  Below Investment Grade Bond Risk
  Foreign Investment Risk
  Derivatives Risk
For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance (both before and after taxes) is not an indication of future results. The table below shows the percentage gain or loss for the Class I shares of the Fund in each full calendar year since the Class I shares' inception on 11/30/1999. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses and the reinvestment of all dividends and distributions. Year-by-Year Total Return for Class I Shares (%)
1997	1998	1999	2000	2001	2002	2003	2004	2005	2006
			0.83	9.22	6.14	14.24	7.99	1.24	7.31
Best Quarter:	4th Quarter 2001	+ 5.87%
Worst Quarter:	1st Quarter 2005	- 2.54%
Year-to-date total return as of 6/30/2007 is +2.01%.
The next table lists the Fund's average annual total return for Class I shares over the past one- and five-year periods and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Merrill Lynch High Yield Master Index (MLHYMI) and the Merrill Lynch High Yield, Cash Pay, BB-B Index (MLHYCPBB-B). Please see "Index Descriptions" at the back of this prospectus. Performance information for an index does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index. Average Annual Total Return
(for the period ended 12/31/2006)
	Inception Date of Class	1 year	5 year	10 year	Performance Since 11/30/1999
Class I	11/30/1999	7.31%	7.30%	N/A	6.59%
Class I	11/30/1999	4.81%	4.64%	N/A	3.66%
(after taxes on distributions) [1]
Class I	11/30/1999	4.68%	4.65%	N/A	3.80%
(after taxes on distributions and sale of Fund shares) [1]
MLHYMI [2]		11.64%	9.85%	N/A	7.26%
MLHYCPBB-B [2]		10.67%	8.91%	N/A	6.89%
1.  The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. 2.  Copyright 2007. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. More detailed information regarding the shareholder fees shown in the table below can be found under the sections of this prospectus entitled "How to Choose the Share Class that Best Suits You" and "How to Reduce or Eliminate Your Sales Charge." Annual Fund Operating Expenses are based on the Fund's fiscal year ended 4/30/2007. You pay no shareholder transaction fees to the Fund. Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Class I
Management Fees	0.50%
12b-1 Fees	0.00%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.70%
The example below is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower. Example of Fund Expenses
After:	Class I
1 year	$ 72
3 years	$ 224
5 years	$ 390
10 years	$ 871

U.S. Government Fund

FUND FACTS:

Goal:

  High Current Income Consistent with Stability of Principal

Principal Investment:

  U.S. Government Securities, including Mortgage- and Asset-Backed Securities and CMOs

Classes of Shares Offered in this Prospectus:

  Class A
  Class B
  Class C
  Class I

Investment Advisor:

  Evergreen
  Investment
  Management
  Company, LLC

Sub-Advisor:

  Tattersall Advisory Group, Inc.

Portfolio Managers:

  Lisa Brown-Premo
  Karen DiMeglio

NASDAQ Symbols:

  EUSAX (Class A)
  EUSBX (Class B)
  EUSCX (Class C)
  EUSYX (Class I)

Distribution Payment Schedule:

  Monthly

INVESTMENT GOAL

The Fund seeks to achieve a high level of current income consistent with stability of principal.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 1. The Fund normally invests at least 80% of its assets in debt instruments issued or guaranteed by the U.S. government, its agencies, or instrumentalities, including mortgage-backed securities, asset-backed securities, and collateralized mortgage obligations (CMOs) issued by U.S. government agencies or instrumentalities, such as, for example, the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Government National Mortgage Association (Ginnie Mae). Securities issued by Ginnie Mae, but not those issued by Fannie Mae or Freddie Mac, are backed by the full faith and credit of the U.S. government. Fannie Mae and Freddie Mac, although chartered or sponsored by Congress, are not funded by congressional appropriations and the securities issued by them are neither guaranteed nor insured by the U.S. government and are supported only by the credit of the issuer itself. In general, securities issued by U.S. government-sponsored entities are neither insured nor guaranteed by the U.S. Treasury. The Fund also may invest up to 20% of its assets in privately issued CMOs, mortgage-backed securities, asset-backed securities, commercial paper, and corporate bonds and notes, that are rated investment grade, at the time of purchase, by a nationally recognized statistical ratings organization or, if a security is not rated, determined to be of comparable quality by the Fund's portfolio managers. If a security is rated by more than one nationally recognized statistical ratings organization, the highest rating is used. The Fund may retain any security whose rating has been downgraded after purchase if the Fund's portfolio managers consider the retention advisable. The Fund’s portfolio managers evaluate the strength of each particular issue, taking into account the structure of the issue and its credit support. As part of its investment strategy, the Fund may engage in transactions that create leverage, including certain types of mortgage dollar rolls, with up to 30% of the Fund's assets. In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a dealer and simultaneously contracts to repurchase a security that is substantially similar in type, coupon and maturity, on a specified future date. The Fund may invest a substantial portion of its assets (including a majority of its assets) in CMOs or other mortgage- and asset-backed securities. The Fund has no limitation on the duration of its portfolio of investments. The Fund periodically adjusts the duration based upon interest rate outlook. Corporate bond positions are monitored to take advantage of changing yield relationships and to maintain the quality of investments. The Fund may, but will not necessarily, use a variety of derivative instruments, such as futures contracts, options and swaps, including, for example, index futures, Treasury futures, Eurodollar futures, interest rate swap agreements, credit default swaps, and total return swaps. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset or basket of assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk. Derivatives are financial contracts whose values depend on, or are derived from, the value of one or more underlying assets, reference rates or indexes. The various derivative instruments that the Fund may use may change from time to time as new derivative products become available to the Fund. More detail on these types of transactions is included under "Additional Information on Securities and Investment Practices" in the Statement of Additional Information (SAI). For purposes of determining compliance by the Fund with its investment policies and limitations (including any required investment by the Fund in a particular type of security), the Fund may consider an investment in a derivative instrument to constitute an investment in a security if, in the judgment of the portfolio managers, the derivative instrument provides investment exposure comparable to that of the security. For example, the Fund may consider a futures contract or swap transaction to constitute a particular fixed-income security for these purposes.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 1 under the headings:
  Interest Rate Risk
  Credit Risk
  Mortgage- and Asset-Backed Securities Risk
  Leverage Risk
  Derivatives Risk
  U.S. Government Securities Risk
For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance (both before and after taxes) is not an indication of future results. The table below shows the percentage gain or loss for Class A shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses and the reinvestment of all dividends and distributions, but not sales charges. Returns would be lower if sales charges were included. Year-by-Year Total Return for Class A Shares (%)
1997	1998	1999	2000	2001	2002	2003	2004	2005	2006
8.56	8.20	- 2.39	11.75	7.17	8.16	2.31	3.05	1.93	4.00
Best Quarter:	3rd Quarter 2001	+ 4.51%
Worst Quarter:	2nd Quarter 2004	- 2.32%
Year-to-date total return as of 6/30/2007 is +0.98%.
The next table lists the Fund’s average annual total return by class over the past one-, five- and ten-year periods and since inception, including applicable sales charges. The after-tax returns shown are for Class A, one of the Fund’s oldest classes; after-tax returns for other classes will vary. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Lehman Brothers Intermediate Term Government Bond Index (LBITGBI). Please see the "Index Descriptions" at the back of this prospectus. Performance information for an index does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index. Average Annual Total Return
(for the period ended 12/31/2006) 1
	Inception Date of Class	1 year	5 year	10 year	Performance Since 1/11/1993
Class A	1/11/1993	- 0.98%	2.85%	4.68%	4.99%
Class A	1/11/1993	- 2.43%	1.58%	2.84%	N/A
(after taxes on distributions) [2]
Class A	1/11/1993	- 0.66%	1.68%	2.84%	N/A
(after taxes on distributions and sale of Fund shares) [2]
Class B	1/11/1993	- 1.73%	2.77%	4.43%	4.62%
Class C	9/2/1994	2.26%	3.12%	4.43%	4.68%
Class I	9/2/1993	4.29%	4.16%	5.48%	5.62%
LBITGBI		3.84%	3.92%	5.48%	5.62%
1.  Historical performance shown for Classes C and I prior to their inception is based on the performance of Class A, one of the original classes offered along with Class B. These historical returns for Classes C and I have not been adjusted to reflect the effect of each class’ 12b-1 fee. The 12b-1 fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower while returns for Class I would have been higher. 2.  The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. More detailed information regarding the shareholder fees shown in the table below can be found under the sections of this prospectus entitled "How to Choose the Share Class that Best Suits You" and "How to Reduce or Eliminate Your Sales Charge." Annual Fund Operating Expenses are based on the Fund's fiscal year ended 4/30/2007. Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C	Class I
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	4.75%[3]	None	None	None
Maximum deferred sales charge (load) (as a % of either the redemption amount or initial investment, whichever is lower)	None [3]	5.00%	1.00%	None
3.  Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a deferred sales charge of 1.00% upon redemption within 18 months. Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
	Class A	Class B	Class C	Class I
Management Fees	0.41%	0.41%	0.41%	0.41%
12b-1 Fees	0.30%	1.00%	1.00%	0.00%
Other Expenses [4]	0.29%	0.29%	0.29%	0.29%
Total Annual Fund Operating Expenses [4]	1.00%[5]	1.70%	1.70%	0.70%
4.  The Other Expenses in the table above include fees and expenses of 0.01% or less that were incurred indirectly by the Fund as a result of its investment in other investment companies (each, an "Acquired Fund"). The Total Annual Fund Operating Expenses shown may be higher than the Fund's ratio of expenses to average net assets shown in the "Financial Highlights" section, which does not include Acquired Fund fees and expenses. 5.  The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Total Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary expense reimbursements relating to Class A shares, Total Annual Fund Operating Expenses were 0.96% for Class A. The example below is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower. Example of Fund Expenses
	Assuming Redemption At End of Period				Assuming No Redemption
After:	Class A	Class B	Class C	Class I	Class B	Class C
1 year	$ 572	$ 673	$ 273	$ 72	$ 173	$ 173
3 years	$ 778	$ 836	$ 536	$ 224	$ 536	$ 536
5 years	$ 1,001	$ 1,123	$ 923	$ 390	$ 923	$ 923
10 years	$ 1,641	$ 1,823	$ 2,009	$ 871	$ 1,823	$ 2,009

THE FUNDS' INVESTMENT ADVISOR

An investment advisor manages a fund's investments and supervises its daily business affairs. Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Funds. EIMC has been managing mutual funds and private accounts since 1932 and managed over $104.8 billion in assets for the Evergreen funds as of 12/31/2006. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034. EIMC is a subsidiary of Wachovia Corporation (Wachovia), the fourth largest bank holding company in the United States, with over $707 billion in consolidated assets as of 12/31/2006. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013. One or more investment sub-advisors manage the day-to-day investment operations of the Funds, subject to the oversight of EIMC (see "The Funds' Sub-Advisors"). For the fiscal year ended 4/30/2007, the aggregate advisory fee paid to EIMC by each Fund was as follows:
Fund	% of the Fund's average daily net assets [1]
Core Bond Fund	0.23%
Core Plus Bond Fund	0.27%
Diversified Income Builder Fund	0.44%
High Income Fund	0.43%
Select High Yield Bond Fund	0.50%
U.S. Government Fund	0.41%
1.  With respect to Core Plus Bond Fund, Diversified Income Builder Fund and High Income Fund, the advisory fee percentage listed above includes an annual fee based in part on a Fund's average daily net assets plus 2.0% of the Fund’s gross dividend and interest income. For a discussion regarding the considerations of each Fund's Board of Trustees for approving its advisory arrangements, please see each Fund's Semiannual Report for the six months ended October 31, 2006.

Legal Proceedings

Pursuant to an administrative order issued by the Securities and Exchange Commission ("SEC") on September 19, 2007, Evergreen Investment Management Company, LLC ("EIMC"), Evergreen Investment Services, Inc. ("EIS"), Evergreen Service Company, LLC ("ESC" and together with EIMC and EIS, the "Evergreen Entities"), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds' prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and will pay approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC. EIS has entered into an agreement with the NASD (now known as the Financial Industry Regulatory Authority (FINRA)) settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with NASD. In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds. Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

THE FUNDS' SUB-ADVISORS

Tattersall Advisory Group, Inc. (TAG) is the investment sub-advisor to all of the Funds (except Evergreen Diversified Income Builder Fund). TAG has been managing fixed income accounts since 1976 and manages over $51.3 billion in assets as of 12/31/2006. TAG is located at 6802 Paragon Place, Suite 200, Richmond, Virginia 23230. EIMC pays a portion of its advisory fee to TAG for its services. There is no additional charge to the Funds for the services provided by TAG. First International Advisers, LLC d/b/a Evergreen International Advisors (Evergreen International) is a sub-advisor to Core Plus Bond Fund. Evergreen International managed approximately $1.75 billion in assets for the Evergreen funds as of 12/31/2006. Evergreen International is located at 3 Bishopsgate, London EC2N3AB. EIMC pays a portion of its advisory fee to Evergreen International for its services. There is no additional charge to the Fund for the services provided by EIA.

THE FUND'S PORTFOLIO MANAGERS

Core Bond Fund

The team at TAG responsible for managing the Fund includes Robert A. Calhoun, CFA, who is the lead portfolio manager, Parham M. Behrooz, CFA, Eric R. Harper, CFA, Todd C. Kuimjian, CFA, and Mehmet Camurdan, CFA. Mr. Calhoun is an Executive Managing Director and Chief Investment Officer for TAG. He joined TAG in 1988, serving first as a Research Analyst and later as Managing Director of Research. He was appointed Chief Investment Officer in 2000 and named Executive Managing Director in 2003. Mr. Behrooz is the Managing Director of Credit Research and Trading for TAG. He joined TAG in 1996, serving first as a Research Analyst and later as a Senior Credit Analyst, prior to being named Head of Credit Research in 2000. Mr. Behrooz was named Managing Director in 2004. Mr. Camurdan is a Senior Asset-Backed Securities Portfolio Manager for TAG. He joined TAG in 1999. Mr. Harper is a Senior Credit Portfolio Manager for TAG. He joined TAG in September 2000. Mr. Kuimjian is a Senior Commercial Mortgage-Backed and Government-related Portfolio Manager for TAG. From 1994 until joining TAG in May 2001, he served as a Senior Research Analyst for First Capital Group and a Research Analyst for Mentor Investment Advisors.

Core Plus Bond Fund

The Fund is managed by two teams of investment professionals -- the team at TAG which is responsible for the managing the portion of the Fund's assets invested in foreign fixed income securities, and the team at Evergreen International which is responsible for managing the portion of the Fund's assets invested in domestic fixed income securities. The team at TAG responsible for managing the Fund includes Robert A. Calhoun, CFA, who is the lead portfolio manager, Parham M. Behrooz, CFA, Eric R. Harper, CFA, Todd C. Kuimjian, CFA, Mehmet Camurdan, CFA, Lisa Brown-Premo, Robert Rowe and Andrew Cestone. Mr. Calhoun, Mr. Behrooz, Mr. Harper, Mr. Kuimjian, Mr. Mehmet Camurdan, Ms. Brown-Premo and Mr. Rowe have managed the Fund since May 2007. Mr. Cestone has managed the Fund since March 2007. Mr. Calhoun is an Executive Managing Director and Chief Investment Officer for TAG. He joined TAG in 1988, serving first as a Research Analyst and later as Managing Director of Research. He was appointed Chief Investment Officer in 2000 and named Executive Managing Director in 2003. Mr. Behrooz is the Managing Director of Credit Research and Trading for TAG. He joined TAG in 1996, serving first as a Research Analyst and later as a Senior Credit Analyst, prior to being named Head of Credit Research in 2000. Mr. Behrooz was named Managing Director in 2004. Mr. Camurdan is a Senior Asset-Backed Securities Portfolio Manager for TAG. He joined TAG in 1999. Mr. Harper is a Senior Credit Portfolio Manager for TAG. He joined TAG in September 2000. Mr. Kuimjian is a Senior Commercial Mortgage-Backed and Government-related Portfolio Manager for TAG. From 1994 until joining TAG in May 2001, he served as a Senior Research Analyst for First Capital Group and a Research Analyst for Mentor Investment Advisors. Ms. Brown-Premo is Senior Portfolio Manager, Managing Director and Head of the Mortgage-Backed and Structured Products Group at TAG. She has been a portfolio manager with TAG or an affiliate since 1996. Mr. Rowe is a Director and Senior Portfolio Manager of the Mortgage-Backed and Structured Products Group at TAG. Mr. Rowe has been a portfolio manager with TAG or one of its affiliated companies since 1998. Mr. Cestone is the Director of High Yield and Senior Portfolio Manager for TAG's High Yield Team. Mr. Cestone has been with TAG since 2007. Previously he served as Managing Director and Chief Investment Officer of the Global High Yield Team with Deutsche Asset Management from 1998 to 2006. The team at Evergreen International Advisors responsible for managing the Fund includes Peter Wilson, Anthony J. Norris, Alex Perrin and Michael Lee, each of whom have managed the Fund since September 2007. Mr. Lee is Director of Trading and Senior Portfolio Manager with Evergreen International. He joined Evergreen International in 1992. Mr. Norris is Chief Investment Officer, Senior Portfolio Manager and Managing Director with Evergreen International. He joined Evergreen International in 1990. Mr. Perrin is Director of Research and Portfolio Manager with Evergreen International. He joined Evergreen International in 1992. Mr. Wilson is Chief Operating Officer, Senior Portfolio Manager and Managing Director with Evergreen International. He joined Evergreen International in 1989.

Diversified Income Builder Fund

The Fund is managed by Margaret (Margie) D. Patel. Ms. Patel is a Managing Director and Senior Portfolio Manager for Evergreen's Fundamental Equity group. Ms. Patel has been with Evergreen since 2007 and has managed the Fund since that time. Previously she served as a Senior Vice President with Pioneer Investments from 1999 to 2007.

High Income Fund

Select High Yield Bond Fund

The Funds have been managed by Andrew Cestone since March 2007. Mr. Cestone is the Director of High Yield and Senior Portfolio Manager for TAG's High Yield Team. Mr. Cestone has been with TAG since 2007. Previously he served as Managing Director and Chief Investment Officer of the Global High Yield Team with Deutsche Asset Management from 1998 to 2006.

U.S. Government Fund

The Fund is managed by Lisa Brown-Premo, who is the lead portfolio manager of the team, and Karen DiMeglio. Ms. Brown-Premo is Senior Portfolio Manager, Managing Director and Head of the Mortgage-Backed and Structured Products Group at TAG and has co-managed the Fund since May 2004. She has been a portfolio manager with TAG or an affiliate since 1996. Ms. DiMeglio is an Associate Director and Portfolio Manager with the Limited Duration team of the Customized Fixed Income Group of EIMC. Ms. DiMeglio has been with EIMC or one of its predecessor companies since 1986. The Funds' SAI contains additional information about the Funds' portfolio managers, including other accounts they manage, their ownership of Fund shares and elements of their compensation.

PRICING

CALCULATING A FUND'S SHARE PRICE The value of one share of a Fund, also known as the net asset value (NAV), is calculated by adding up the Fund's total assets, subtracting all liabilities, and then dividing the result by the total number of shares outstanding. A separate NAV is calculated for each class of shares of a Fund. A Fund's NAV is normally calculated using the value of the Fund's assets as of 4:00 p.m. ET on each day the New York Stock Exchange (NYSE) is open for regular trading. The Evergreen funds reserve the right to adjust the time that a Fund calculates its NAV if the NYSE closes earlier than 4:00 p.m. ET or under other unusual circumstances. The price per share that you pay when you purchase shares of a Fund, or the amount per share that you receive when you sell shares of a Fund, is based on the next NAV calculated after your purchase or sale order is received (after taking into account any applicable sales charges) and all required information is provided. VALUING A FUND'S INVESTMENTS A Fund must determine the value of the securities in its portfolio in order to calculate its NAV. A Fund generally values portfolio securities by using current market prices. Money market securities and short-term debt securities that mature in 60 days or less, however, are generally valued at amortized cost, which approximates market value. Valuing securities at a "fair value". If a market price for a security is not readily available or is deemed unreliable, a Fund will use a "fair value" of the security as determined under policies established and reviewed periodically by the Board of Trustees. Although intended to approximate the actual value at which securities could be sold in the market, the fair value of one or more of the securities in a Fund's portfolio could be different from the actual value at which those securities could be sold in the market. The following paragraphs identify particular types of securities that are often fair valued. While the Evergreen funds' fair value policies apply to all of the Evergreen funds, the amount of any particular Fund's portfolio that is fair valued will vary based on, among other factors, the Fund's exposure to these types of securities. Since certain Funds invest a substantial amount of their assets in certain of these types of securities, it is possible that fair value prices will be used by a Fund to a significant extent. Securities that trade on foreign exchanges and on days when a Fund does not price its shares. Because certain of the securities in which a Fund may invest (e.g., foreign securities that trade on foreign exchanges) may trade on days when the Fund does not price its shares (e.g., days the NYSE is closed), the value of securities the Fund holds may change on days when shareholders will not be able to purchase or sell shares of the Fund. Accordingly, the price of the Fund's shares will not reflect any such changes until the Fund's NAV is next calculated. In addition, even on days when the NYSE is open, many foreign exchanges close substantially before 4:00 p.m. ET, and events occurring after such foreign exchanges close may materially affect the values of securities traded in those markets. Therefore, closing market prices for foreign securities may not reflect current values as of the time a Fund values its shares. In such instances, a Fund may fair value such securities. Securities quoted in foreign currencies. A Fund that holds securities quoted in foreign currencies will convert such prices into U.S. dollars. Changes in the values of those currencies in relation to the value of the U.S. dollar will affect the Fund's NAV. Since a Fund normally converts foreign prices into U.S. dollars using exchange rates determined at 2:00 p.m. ET each day the Fund's NAV is calculated, any changes in the value of a foreign currency after 2:00 p.m. ET normally will not be reflected in the Fund's NAV that day. However, if an event or development occurs after 2:00 p.m. ET that materially affects a foreign exchange rate, a Fund may value foreign securities in accordance with a later exchange rate. Debt securities with more than 60 days to maturity. A Fund will generally value debt securities that mature in more than 60 days for which market prices are unavailable by using matrix pricing or other methods, provided by an independent pricing service or other service, that typically take into consideration such factors as similar security prices, yields, maturities, liquidity and ratings.

HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen fund, you should:
  Most importantly, read the prospectus to see if the Fund is suitable for you.
  Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading a fund's prospectus. He or she can also assist you through all phases of opening your account.
  Request any additional information you want about a fund, such as the SAI, Annual Report or Semiannual Report by calling 1.800.343.2898. In addition, any of these documents may be downloaded off our Web site at EvergreenInvestments.com.

HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU

After choosing a Fund, you must select a share class. Each share class has its own sales charge and fee structure. For additional information regarding these fees, see "Service Fees and Commissions Paid to Investment Firms" in part two of the SAI. Pay particularly close attention to the fee structure of each class so you know how much you will be paying before you invest. There are several ways in which you may be able to reduce or eliminate sales charges. For example, combining the amounts held in Evergreen fund accounts by certain family members, or committing to invest an amount eligible for reduced sales charges within a certain period of time, may allow you to reduce or eliminate the sales charge. You may also be able to eliminate your sales charge based on how you make your investment in the Evergreen funds (such as through a financial advisor’s wrap account program), based on your relationship to the Evergreen funds and their related companies (for example, if you are an employee of Wachovia or a broker-dealer that sells Evergreen funds) and under certain other circumstances (for example, upon the death or disability of a shareholder named on the account). See "How To Reduce or Eliminate Your Sales Charge" for more details about these programs, and remember to inform Evergreen or your investment professional of any other holdings in Evergreen funds or circumstances that may make you eligible for reduced sales charges.

Class A

If you select Class A shares, you may pay a front-end sales charge as described in the following table, but you do not pay a contingent deferred sales charge (except in the limited circumstances described below). In addition, Class A shares are subject to an expense known as 12b-1 fees. The front-end sales charge is deducted from your investment before it is invested in a Fund. The actual charge depends on the amount invested, subject to any waivers or reductions for which you may be eligible (see "How to Reduce or Eliminate Your Sales Charge"):
Your Investment	Sales Charge as a % of Offering Price [1,2]	Sales Charge as a % of Your Net Investment [1]	Dealer Commission as a % of Offering Price [3]
Up to $49,999	4.75%	4.99%	4.25%
$50,000-$99,999	4.50%	4.71%	4.25%
$100,000-$249,999	3.75%	3.90%	3.25%
$250,000-$499,999	2.50%	2.56%	2.00%
$500,000-$999,999	2.00%	2.04%	1.75%
$1,000,000-$2,999,999	0.00%	0.00%	1.00% of the first $2,999,999, plus,
$3,000,000-$4,999,999	0.00%	0.00%	0.50% of the next $2,000,000, plus
$5,000,000 or greater	0.00%	0.00%	0.25% of amounts equal to or over $5,000,000
1.  The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations. 2.  The offering price includes the applicable front-end sales charge. 3.  The Dealer Commission is generally paid from the sales charge you pay upon investing in the Fund. Purchases of Class A shares in connection with reinvestments of distributions, exchanges from Class A shares of another Evergreen fund where you paid a sales charge and distribution exchanges (purchasing shares of one Evergreen fund using distributions from another Evergreen fund) are not subject to sales charges. Although no front-end sales charge applies to purchases of $1 million or more, investments of $1 million or more will be subject to a contingent deferred sales charge of 1.00% if you redeem any such shares within 18 months of purchase. The holding period for the contingent deferred sales charge for Class A shares ends on the first day of the 18th month after your purchase is accepted, regardless of the day of the month that your purchase was accepted. For example, if you invest $1 million or more in Class A shares on July 22nd, a redemption of any of those shares will not be subject to the 1.00% contingent deferred sales charge after December 31st of the following year. For more information, see "Calculating the Contingent Deferred Sales Charge" later in this section. The front-end sales charge may be reduced or eliminated under certain circumstances. See "How To Reduce or Eliminate Your Sales Charge."

Class B

If you select Class B shares, you do not pay a front-end sales charge, so the entire amount of your purchase is invested in the Fund. However, you may pay a contingent deferred sales charge if you redeem your shares within six years. See "Calculating the Contingent Deferred Sales Charge" for information on how the holding period is calculated and how the contingent deferred sales charge is calculated at the time of redemption. In addition, your shares are subject to 12b-1 fees. After eight years, Class B shares automatically convert to Class A shares. Pay particular attention to the fees and expenses of Class B shares to ensure it is the appropriate share class for your investment needs. If you are investing for the short-term, the combined contingent deferred sales charge and Rule 12b-1 fees may result in higher costs than if you had purchased Class A or Class C shares. The amount of the maximum contingent deferred sales charge depends on the length of time the shares are held, as shown below:
Years Held	Maximum Contingent Deferred Sales Charge
1	5.00%
2	4.00%
3	3.00%
4	3.00%
5	2.00%
6	1.00%
Thereafter	0.00%
8	Converts to Class A
Dealer Allowance	4.00%
The maximum contingent deferred sales charge and dealer allowance may be reduced for certain investors. See "How To Reduce or Eliminate Your Sales Charge." A shareholder may not purchase Class B shares if the purchase would cause the shareholder's aggregate Class B share holdings in the Evergreen funds to exceed $250,000. Purchase orders that would cause a shareholder's account to exceed this amount in Class B shares will be treated as a purchase of Class A shares. However, Evergreen is not able to track a shareholder's purchases made through financial intermediaries or held in an omnibus account. It will be necessary for the financial intermediary to track purchases of the Evergreen funds by their clients to ensure adherence to our policy. Certain of the Evergreen funds' financial intermediaries are currently in the process of enhancing their computer systems in order to have the ability to aggregate shares. Until these systems are complete, such financial intermediaries are unable to aggregate share class purchases. Purchases of Class B shares made through different financial intermediaries, such as through two different broker-dealers, would not be able to be tracked and aggregated.

Class C

If you select Class C shares, you do not pay a front-end sales charge but your shares are subject to 12b-1 fees. In addition, you may pay a contingent deferred sales charge if you redeem your shares within one year. See "Calculating the Contingent Deferred Sales Charge" for information on how the holding period is calculated and how the contingent deferred sales charge is calculated at the time of redemption. These shares do not convert to Class A shares, so the higher 12b-1 fees paid by Class C shares continue for the life of the account and may cost more over the life of the account than if you had paid a sales charge on Class A shares. The amount of the maximum contingent deferred sales charge depends on the length of time the shares are held, as shown below:
Years Held	Maximum Contingent Deferred Sales Charge
1	1.00%
Thereafter	0.00%
Dealer Allowance	1.00%
The maximum contingent deferred sales charge and dealer allowance may be reduced for certain investors. See "How To Reduce or Eliminate Your Sales Charge."

Calculating the Contingent Deferred Sales Charge

The holding period for the contingent deferred sales charge on Class B and Class C shares begins on the day your purchase is accepted. See "How to Buy Shares" for a complete description of the Fund's purchase procedures. For example, if you purchase Class B shares on January 2nd, a redemption of any of those shares would be subject to the 5.00% contingent deferred sales charge until January 2nd of the following year. Beginning on January 2nd of the following year, you would be subject to the 4.00% contingent deferred sales charge on redemptions of those shares until January 2nd of the next year. Please refer to the tables above for the complete schedule of Class B and Class C shares' maximum contingent deferred sales charge. If a contingent deferred sales charge on Class A, Class B or Class C shares is imposed, the Fund deducts it from the redemption proceeds you would otherwise receive. The contingent deferred sales charge is a percentage of the lesser of (i) the NAV of the shares at the time of redemption or (ii) the shareholder's original cost for such shares. Upon request for redemption, the Fund will first seek to redeem shares not subject to the contingent deferred sales charge and then shares held the longest in an effort to keep the contingent deferred sales charge a shareholder would pay as low as possible. The contingent deferred sales charge on any redemption is, to the extent permitted by FINRA, paid to EIS or its predecessor.

Class I

The Fund offers Class I shares at NAV without a front-end sales charge, contingent deferred sales charge or 12b-1 fees. Class I shares are only offered, subject to the minimum initial purchase requirements stated under "Shareholder Transactions," in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors, and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Additional Compensation to Financial Services Firms

EIMC or EIS has entered into revenue sharing arrangements under which EIMC or EIS, as the case may be, makes payments to financial services firms that are intended to provide incentives for the sale of shares of Evergreen funds or to compensate the intermediary for marketing or marketing support activities. Payments under these arrangements are made from EIMC’s or EIS’s resources, as the case may be, and are in addition to any front-end sales charges, up-front commissions, Rule 12b-1 fees (if any) or other payments made or incentives provided to the financial services firm. The amounts of these payments typically are calculated as a percentage of sales made to and/or assets held by customers of the financial services firm. In some cases, these financial services firms may include the Evergreen funds on a "preferred list." Please contact your investment professional for more details regarding these arrangements or contact an Evergreen funds service representative at 1.800.343.2898 for a listing of financial services firms with whom we have such arrangements.

HOW TO REDUCE OR ELIMINATE YOUR SALES CHARGE

There are several ways in which you may be able to reduce or eliminate sales charges, regardless of whether you hold your shares directly with a Fund or through a financial intermediary. Contact Evergreen or your investment professional if you think you may qualify for any of the sales charge reduction or elimination programs described below. At the time of making a purchase or redemption, it may be necessary for you to inform Evergreen or your investment professional of the existence of other accounts, or any other facts and circumstances, that may be relevant to qualifying for any of these programs and to provide Evergreen or your investment professional with certain information or records, such as account statements, to verify your qualification for any of these programs. You should provide information and records regarding shares of Evergreen funds held in all accounts with your investment professional or any other financial intermediary by you and/or members of your immediate family. For further details on exactly who is a member of your immediate family, please see the discussion entitled "Immediate Family Members" at the end of this section. You can find information relating to the Funds' sales charge, sales charge reduction and elimination programs free of charge at EvergreenInvestments.com, as well as the section entitled "Purchase and Redemption of Shares" in the SAI.

Class A

Rights of Accumulation. You may add the current value of all of your existing Evergreen funds investments in Class A, Class B and Class C shares, excluding amounts invested in Evergreen money market funds on which you have not previously paid a sales charge, to determine the front-end sales charge to be applied to your current Class A purchase. Only balances currently held entirely at either the Evergreen funds or, if held in an account through a financial services firm, at the same firm through whom you are making your current purchase, will be eligible to be added to your current purchase for purposes of determining your Class A sales charge. Shares held through other financial service firms may not be added to your current purchase for purposes of determining your Class A sales charge. You may include the value of Evergreen funds investments held by the members of your immediate family (please see the discussion entitled "Immediate Family Members" at the end of this section), including the value of Evergreen funds investments held by you or them in individual retirement plans, such as individual retirement accounts (IRAs), and Trust accounts where either you or your immediate family member is the Grantor of the Trust provided such balances are also currently held entirely at either the Evergreen funds or, if held in an account through a financial services firm, at the same financial services firm through whom you are making your current purchase. However, the value of Evergreen funds investments held in employer retirement plans, such as 401(k) plans, is not eligible for inclusion. Letter of Intent. You may reduce the front-end sales charge on a current purchase if you agree to invest at least $50,000 in Class A shares of one or more Evergreen funds over a 13-month period. You will pay the same sales charge as if you had invested the full amount all at one time. The Fund will hold a certain portion of your investment in escrow until your commitment is met. Combined Purchases. You may reduce your front-end sales charge for purchases of Class A shares if you purchase Class A, Class B and/or Class C shares in multiple Evergreen funds, excluding amounts that you invest in any Evergreen money market funds on which no sales charge will be paid, at the same time. The combined dollar amount invested in Class A, Class B and Class C shares will determine the front-end sales charge applied to all of your current Class A share purchases. For example, if you invest $75,000 in each of two different Evergreen funds, you pay a sales charge based on a $150,000 purchase (e.g., 3.75% of the offering price, rather than 4.50%). Shares held through other financial service firms may not be added to your current purchase for purposes of determining your Class A sales charge. NAV Purchases. The Fund may sell Class A shares at NAV (without a front-end or contingent deferred sales charge) to the following:
  Current and retired Directors, Trustees, officers and employees of the Evergreen funds and Wachovia Corporation and its affiliates, and members of each such individual’s immediate family (please see the discussion entitled "Immediate Family Members" at the end of this section).
  Employees of broker-dealer firms that have entered into dealer agreements with EIS, and members of each such individual’s immediate family (please see the discussion entitled "Immediate Family Members" at the end of this section).
  Corporate-sponsored retirement plans and non-qualified deferred compensation plans, in each case sponsored by an organization having 100 or more eligible employees. Such purchases are subject to a dealer commission of 1.00% of the amount of purchase paid to the dealer by EIS (subject to recapture by EIS from the dealer if the purchase is redeemed within 12 months after the month of purchase).
  Institutional investors (which may include bank trust departments and registered investment advisors).
  Wrap or separately managed accounts, which are accounts held with investment advisors, consultants or financial planners who have entered into an agreement with Evergreen, charge their clients a management, consulting, advisory or other fee and place trades for the accounts of their clients.
  In connection with the court-approved settlement of the lawsuit, O'Malley v. Boris, C.A. No. 15735-NC, a class action involving certain successors in interest to EVEREN Securities, Inc., Evergreen has agreed to permit class members to purchase up to $50,000 in Class A shares of certain eligible mutual funds, including the Funds, at NAV without a front-end sales charge. Class members may transfer this benefit to certain family members and related entities. This benefit expires as of April 29, 2009.

Classes A, B and C

You will not be assessed a contingent deferred sales charge for Class A (if applicable), Class B or Class C shares if you redeem shares in the following situations:
  When the shares were purchased through reinvestment of dividends/capital gains.
  Death of a shareholder named on the relevant account, provided the redemption is made prior to registering the account in another name or changing the account registration to remove the decedent’s name.
  Disability of a shareholder named on the relevant account incurred after purchase of the shares (this generally excludes accounts registered in the names of trusts and other entities). In order to be considered disabled, the shareholder's condition must meet the Social Security Administration's definition of disability.
  Systematic withdrawals of up to 1.00% of the account balance per month or up to 3.00% of the account balance per quarter.
  Shares in an account that has been closed because it falls below the minimum initial purchase amount.
  Lump-sum distribution from a 401(k) plan or other benefit plan qualified under ERISA.
  Mandatory withdrawals from the ERISA plan of a shareholder who is at least 70½ years old.
  Loan proceeds and financial hardship distributions from a retirement plan.
  Returns of excess contributions or excess deferral amounts made to a retirement plan participant.
  A redemption by an individual participant in a corporate-sponsored retirement plan or non-qualified deferred compensation plan (this waiver is not available in the event such a plan, as a whole, redeems substantially all of its assets).

Immediate Family Members

Immediate family members include the following, and only the following: Your spouse, who is the person to whom you are legally married. We also consider your spouse to include the following:
  an individual of the same gender with whom you have been joined in a civil union, or legal contract similar to marriage;
  a domestic partner, who is an individual (including one of the same gender) with whom you share a primary residence for at least six months, in a relationship as a couple where you, your domestic partner or both of you provide personal or financial welfare of the other without a fee, to whom you are not related by blood and to whom you are not married; and
  an individual with whom you have a common law marriage, which is a marriage in a state where such marriages are recognized between a man and a woman arising from the fact that the two live together and hold themselves out as being married.
Your parents, who are your biological or adoptive mother and father. We also consider your parents to include any legal guardian, who is the person legally placed in charge of your affairs if you are a minor or legally incompetent, and your stepparents. We do not consider your parents to include any mother-in-law, father-in-law or grandparent. Your siblings, who are your biological brothers and sisters, stepbrothers and stepsisters. We also consider your siblings to include your adoptive brothers and sisters. We do not consider your siblings to include any brother-in-law or sister-in-law. Your children, who are your biological or adopted sons and daughters. We also consider your children to include your stepchildren, legal wards and persons for whom you stand in loco parentis. We do not consider your children to include any daughter-in-law, son-in-law or grandchild.

SHAREHOLDER TRANSACTIONS

Evergreen funds make investing easy. Once you decide on an amount and a share class, talk to your investment professional and send in your payment, or simply fill out an application.

Small Account Fee

The Evergreen funds reserve the right to assess a $15 annual low balance fee on each fund account with a value of less than $1,000. The funds will not assess this fee on: (i) accounts established under a Systematic Investment Plan (SIP), including IRAs, that have a value of less than $1,000 if the account is less than one year old, (ii) accounts established in connection with the conversion of Class B shares to Class A shares, (iii) employer sponsored retirement and/or qualified plans or (iv) other accounts as may be determined from time to time by the Evergreen funds. The Evergreen funds will notify you prior to assessing this fee, so that you can increase your account balance above the minimum, consolidate your accounts, or liquidate your account. You may take these actions at any time by contacting your investment professional or Evergreen. Minimum Investments
	Minimum Initial Purchase of Class A, B and C Shares [1]	Minimum Initial Purchase of Class I Shares	Minimum Additional Purchases
Regular Accounts	$ 1,000 [2,3,4]	$ 1,000,000 [2,5]	None
IRAs	$ 1,000 [2,3]	N/A [5]	None
Systematic Investment Plan	$ 500 [3]	N/A [5]	$ 50/monthly (for Classes A, B and C) [5]
1.  The maximum aggregate purchase amount of Class B shares by a shareholder in the Evergreen funds is $250,000. 2.  The Evergreen funds may redeem accounts that fall below the minimum initial purchase amount due to shareholder transactions. 3.  Minimum initial purchase amount for Evergreen Equity Index Fund is $25,000. Shareholders of Evergreen Equity Index Fund who held shares in a registered name prior to December 1, 2005 may continue to retain a minimum balance of $1,000, however, these accounts will be subject to the small account fee referred to above. 4.  The minimum initial purchase amount of $1,000 is not applicable to participants in a wrap account. 5.  Minimum initial purchase amount does not apply to former Class Y shareholders, former SouthTrust funds shareholders, former Vestaur Securities Fund shareholders or to investment advisory clients of EIMC (or its advisory affiliates) when purchased by such advisors on behalf of their clients, each of whom may invest at minimum investment amounts for Class A, B and C shares described above.

HOW TO BUY SHARES

Evergreen funds make investing easy. Once you decide on an amount and a share class, simply fill out an application and send in your payment, or talk to your investment professional or an Evergreen funds service representative.
Method	Opening an Account	Adding to an Account
By Mail or through an Investment Professional
  Complete and sign the account application. Applications may be downloaded from EvergreenInvestments.com.
  Make the check payable to Evergreen funds. Cash, credit cards, third party checks, credit card checks, starter checks, money orders or Automated Clearing House (ACH) drafts will not be accepted.
  Mail the application and your check to the address below:

  Postal Service Address:

  Evergreen Investments
  P.O. Box 8400
  Boston, MA 02266-8400

  Overnight Address:

    Evergreen Investments
    30 Dan Road
    Canton, MA 02021-2809
  Or deliver them to your investment professional (provided he or she has a broker-dealer arrangement with EIS).

  Make your check payable to Evergreen funds.
  Write a note specifying:
    the Fund name and number
    share class
    your account number
    the name(s) in which the account is registered
    any information regarding other accounts you hold
  Mail to the address to the left or deliver to your investment professional (provided he or she has a broker-dealer arrangement with EIS).

By Phone
  Complete the account application and mail to:

  Postal Service Address:

  Evergreen Investments
  P.O. Box 8400
  Boston, MA 02266-8400

  Overnight Address:

    Evergreen Investments
    30 Dan Road
    Canton, MA 02021-2809
  Instruct your bank to wire or transfer your purchase (they may charge a wiring fee).

  Call the Evergreen Express Line at 1.800.346.3858
  24 hours a day, or to speak with an Evergreen funds service representative call 1.800.343.2898 between 9 a.m. and 6 p.m. ET, on any business day.
  Instruct your bank to send Federal Funds Wire (offers immediate access to funds).
  If your bank account is set up on file, you can request electronic transfer through the ACH, which avoids wiring fees. A purchase transferred through ACH may not be less than $100 and may not exceed $10,000.

  The Fund or an authorized investment dealer must receive your purchase order before the Fund's closing time (usually 4:00 pm ET) in order for your purchase to be effected at that day's net asset value. [1]

By Exchange
  You can make an additional investment by exchange from an existing Evergreen fund account by contacting your investment professional or an Evergreen funds service representative, by calling the Evergreen Express Line at 1.800.346.3858 or by visiting our Web site at EvergreenInvestments.com. Your exchange must meet the investment minimum of the fund into which you are exchanging. [2]
  You can only exchange shares from your account within the same class and under the same registration.
  There is no sales charge when exchanging funds within the Evergreen funds family. [3]
  Orders placed before the Fund’s closing time (usually 4 p.m. ET on market trading days) will be processed at that day’s closing share price. Orders placed at or after the Fund’s closing time (usually 4 p.m. ET) will be processed using the next net asset value calculated. [1]
  An exchange is considered both a sale and a purchase of shares and may create a taxable event. See “Taxes - Gains/Losses You Realize When You Sell or Exchange Shares.”

Systematic Investment Plan (SIP)
  You can transfer money automatically from your bank account into your Fund account on a monthly or quarterly basis.
  To enroll, check off the box on the account application and provide:
    your bank account information
    the amount and date of your monthly or quarterly investment

  To establish automatic investing for an existing account, call 1.800.343.2898 for an application.
  You can also establish an investing program through direct deposit from your paycheck. Call 1.800.343.2898 for details.

1.  The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EIS. The Fund has approved the acceptance of purchase and redemption request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees as long as these orders are received by these entities prior to the close of regular business. These financial service firms may charge transaction fees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances. 2.  Please be advised that once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. 3.  This does not apply to exchanges from Class A shares of an Evergreen money market fund, unless the shares have been subject to a previous sales charge.

HOW TO REDEEM SHARES

We offer you several convenient ways to redeem your shares in any of the Evergreen funds:
Methods	Requirements
Call Us
  Call the Evergreen Express Line at 1.800.346.3858 24 hours a day, or to speak with an Evergreen funds service representative, call 1.800.343.2898 between 9 a.m. and 6 p.m. ET, on any business day.
  This service must be authorized ahead of time, and is only available for regular accounts. [1]
  All authorized requests made before the Fund's closing time (usually 4 p.m. ET on market trading days) will be processed at that day's closing price. Requests made at or after the Fund's closing time will be processed using the next net asset value calculated. [2]
  We can:
    wire the proceeds into your bank account on file (service charges may apply), electronically transmit the proceeds into your bank account on file via the ACH service, or mail you a check.
  All telephone calls are recorded and may be monitored for your protection. We are not responsible for acting on telephone orders we believe are genuine.
  See "Redemption Requests That Require a Medallion Signature Guarantee" below for requests that must be made in writing with your signature guaranteed.

Write Us
  You can mail a redemption request to:

  Postal Service Address:

  Evergreen Investments
  P.O. Box 8400
  Boston, MA 02266-8400

  Overnight Address:

    Evergreen Investments
    30 Dan Road
    Canton, MA 02021-2809
  Your letter of instructions must:
    list the Fund name and the account number
    indicate the number of shares or dollar value you wish to redeem be signed by the registered owner(s)
  See "Redemption Requests That Require a Medallion Signature Guarantee" below for requests that must be signature guaranteed.
  To redeem from an IRA or other retirement account, call 1.800.343.2898 for special instructions.

Other Ways to Redeem	You may also redeem your shares by contacting your investment professional who may charge a fee for this service.
Systematic Withdrawal Plan (SWP)
  You can transfer money automatically from your Fund account on a monthly or quarterly basis.
  The withdrawal can be mailed to you, or deposited directly into your bank account.
  The minimum is $75 per month.
  To enroll, call 1.800.343.2898 for instructions.

1.  Please be advised that once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. 2.  The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EIS. The Fund has approved the acceptance of purchase and redemption request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees as long as these orders are received by these entities prior to the Fund's closing time. These financial service firms may charge transaction fees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances.

Timing of Proceeds

Normally, we will send your redemption proceeds on the next business day after we receive your request; however, we reserve the right to wait up to ten business days to redeem any investments made by check or ACH transfer. We also reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if the account balance falls below the initial minimum amount.

Redemption Requests That Require a Medallion Signature Guarantee

To protect you and the Evergreen funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A Medallion signature guarantee can be obtained from such entities as those listed below. A notary public is not authorized to provide a Medallion signature guarantee. Only the most current medallion issued by the Securities Transfer Agent Medallion Program, Inc. will be accepted. For additional information about a Medallion signature guarantee, please contact your financial advisor or call Evergreen. The following circumstances require Medallion signature guarantees:
  You are redeeming more than $50,000.
  You want the proceeds transmitted into a bank account not listed on the account.
  You want the proceeds payable to anyone other than the registered owner(s) of the account.
  Either the address or the bank account you are sending the proceeds to has been changed within 30 days.
  The account is registered in the name of a fiduciary corporation or any other organization.
  In these cases, additional documentation is required:
  corporate accounts: certified copy of corporate resolution fiduciary accounts: copy of the power of attorney or other governing document

Who Can Provide a Medallion Signature Guarantee:

  Commercial Bank
  Trust Company
  Savings Association
  Credit Union
  Member of a U.S. Stock Exchange

OTHER SERVICES

Evergreen Express Line
1.800.346.3858

Use our automated, 24-hour service to check the value of your investment in a Fund; purchase, redeem or exchange Fund shares; find a Fund’s price, yield or total return; or order a statement or duplicate tax form.

Payroll Deduction (Classes A, B and C only)

If you want to invest automatically through your paycheck, call 1.800.343.2898 to find out how you can set up direct payroll deductions. The amounts deducted will be invested in your Fund account using the Electronic Funds Transfer System. We will provide the Fund account number. Your payroll department will let you know the date of the pay period when your investment begins. Visit our Web site at EvergreenInvestments.com for more information.

Telephone Investment Plan

You may make additional investments electronically in an existing Fund account at amounts of not less than $100 or more than $10,000 per investment.

DIVIDENDS AND DISTRIBUTIONS

A mutual fund distributes to its shareholders the net income and gain it receives from its investments in two forms: dividends and capital gains distributions. Dividends are derived from the dividends, interest and other income that a mutual fund receives from its investments. Capital gains are realized when a mutual fund sells an investment for a gain. Distribution Payment Schedule. The frequency of dividend distributions for a Fund is listed under its Fund Facts section in the Fund Risk/Return Summary. A Fund usually distributes long-term capital gains, if any, at least once a year, near the end of the calendar year. When an investor purchases shares of a Fund, the investor generally becomes eligible to receive dividend distributions on such shares on the first business day following receipt by the Fund’s transfer agent of payment for the shares. If you purchase shares shortly before the record date for a dividend or the distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution even though you did not hold your shares during all or some of the period when the dividend or distribution was earned by the Fund. Distribution Options. Unless you choose otherwise on the account application, all dividend, capital gain and other distribution payments made to you by a Fund will be reinvested in additional shares of the Fund. Other options are:
  to reinvest dividends earned in one Evergreen fund into an existing account in another Evergreen fund in the same share class and same registration automatically, with capital gains reinvested in the original Fund;
  to reinvest capital gains but receive all ordinary income dividend distributions in cash; or
  to receive all distributions in cash.
You may write to us at Evergreen Investments, P.O. Box 8400, Boston, MA 02266-8400, or call 1.800.343.2898 to change options. If you purchase shares through your employer's retirement plan, the terms of the plan may govern the reinvestment of distributions from the Fund. When a distribution or redemption check is returned by the post office as undeliverable or is not cashed within 180 days, whichever event occurs first, the proceeds may be reinvested in additional shares in the originating account at the next-calculated NAV, and any future distributions will be automatically reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

TAXES

Generally, as described in more detail below, a shareholder may be taxed in two ways:
  On Fund distributions (dividends and capital gains).
  On any gain made when shares are sold or exchanged.
Exceptions may exist for certain shareholders:
  If you invest in a Fund through a tax-deferred retirement account, you will not be subject to tax on dividends and capital gains distributions from the Fund or the sale of Fund shares if those amounts remain in the tax-deferred account.
  Because Evergreen Money Market Funds seek to maintain a stable net asset value, the sale or exchange of money market shares is typically not a taxable event.
  Because the income received by Evergreen Bond Funds or Evergreen Money Market Funds generally does not include corporate dividends, the discussion below regarding qualified dividend income will generally not apply to such funds.
  Dividends, but not capital gains, distributed by Evergreen Municipal Bond Funds and Evergreen Municipal Money Market Funds are generally exempt from federal income tax, but may be subject to the federal alternative minimum tax and state income tax. Dividends, but not capital gains, distributed by Evergreen State Municipal Bond Funds and Evergreen State Municipal Money Market Funds are generally exempt from personal income taxes in the state for which the Fund is named. To the extent that dividends distributed by such funds are not exempt from federal income tax, the following discussion applies.
Fund Distributions. When a Fund distributes dividends or capital gains to you, you must pay any taxes due, whether you receive these distributions in cash or elect to have them reinvested. Dividends may be treated in two different ways for federal income tax purposes, as ordinary income or as qualified dividend income. Certain income received by the Fund and distributed to you as a dividend may constitute qualified dividend income, which is currently taxed at a rate no higher than 15%, provided that the Fund and its shareholders meet certain holding period and other requirements with respect to the underlying stock and the shareholder's Fund shares, respectively. In addition, in order for dividends received by the Fund from a foreign corporation to constitute qualified dividends, the relevant foreign country must have a tax treaty with the U.S. and the foreign corporation must satisfy certain additional requirements. If the dividends paid to you do not constitute qualified dividend income, you must report them as ordinary income, meaning that they will be taxed at your maximum marginal income tax rate. When a mutual fund sells for a gain a security that it held for a year or less, the gain is considered short-term, and when distributed to you, it will be taxed as ordinary income at your maximum marginal income tax rate. When a mutual fund sells for a gain a security that it held for more than a year, the gain is considered long-term, and when distributed to you, it will currently be taxed at a rate no higher than 15%. Gains/Losses You Realize When You Sell or Exchange Shares. When you sell shares in a Fund, whether by selling or exchanging, you have created a taxable event. You must report any resulting gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares. Remember, an exchange is a purchase and sale for tax purposes. Tax Reporting. ESC or your broker provides you and the IRS with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale, except for money market transactions, are reported on Form 1099B. You must report these on your tax return. You could pay a penalty if you neglect to report them. You may obtain a copy of the ESC tax information guide at EvergreenInvestments.com. Please consult your tax advisor for further information regarding the federal, state and local tax consequences of an investment in a fund. Retirement Plans. You may invest in an Evergreen fund through various retirement plans, including IRAs, 401(k) plans, Simplified Employee Plans (SEPs), 403(b) plans, 457 plans and others. For special rules concerning these plans, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you, consult your tax advisor.

MORE INFORMATION ABOUT THE FUNDS' FEES AND EXPENSES

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

OVERVIEW OF FEES AND EXPENSES

As summarized earlier in this prospectus, investors in the Evergreen funds may pay two types of fees: (i) transaction fees paid directly by the investor, including sales charges (loads) and (ii) on-going fees that are deducted from the assets of the Fund, including management fees, distribution (Rule 12b-1) fees, transfer agency and shareholder service fees, and legal, audit, custody and other miscellaneous fees. These fees are described more fully below. Both types of fees reduce the overall return earned by an investor. Class I shares of a Fund do not pay transaction fees.

SHAREHOLDER FEES (fees paid directly from your investment)

Shareholder fees generally are deducted directly from a shareholder’s investment in an account with a Fund. Depending on the Fund and the share class purchased, these fees may include front-end sales charges (deducted at the time the investor purchases shares of the Fund), and deferred sales charges (deducted at the time the investor sells shares of the Fund). You should refer to the section entitled "How to Choose the Share Class that Best Suits You" for a schedule of front-end and contingent deferred sales charges by share class. Investors should pay particular attention to situations that would entitle them either to reduce or eliminate sales charges. Please see the section entitled "How to Reduce or Eliminate Your Sales Charge" for more information.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

An investment in an Evergreen mutual fund is subject to the following on-going fees, which reduce the overall return earned by an investor:

Management Fee

The management fee is paid by the Fund to the investment advisor for investment advisory services. These services include day-to-day management of each Fund’s portfolio of investments.

Distribution and/or Service (Rule 12b-1) Fees

The Trustees of the Evergreen funds have approved a distribution plan permitting the Funds to pay 12b-1 fees at an annual rate of up to 0.75% of the average daily net assets of Class A shares and up to 1.00% of the average daily net assets of Class B and Class C shares. However, currently the 12b-1 fees for Class A shares are limited to 0.30% of the average daily net assets of the class. Class I shares do not pay 12b-1 fees. These fees increase the cost of your investment. The higher 12b-1 fees imposed on Class B and Class C shares may, over time, cost more than the front-end sales charge of Class A shares. The Funds may use 12b-1 fees to compensate the Funds' distributor for services it provides and the expenses it incurs in the promotion and distribution of shares of the Funds, including payments to broker-dealers and financial intermediaries for distribution and shareholder services.

Other Expenses

Mutual funds pay a variety of other fees and expenses in connection with their operations, including, for example, administrative service fees, transfer agency fees, shareholder servicing fees, custody fees, audit fees and legal fees.

Total Annual Fund Operating Expenses

The expense ratio of each of the Funds is shown in the section entitled "Fees and Expenses." These expenses are paid by the Fund and reduce the performance results for the share class to which they apply. Because these expenses are not charged directly to your account, investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. Some key things to remember about expense ratios include: (i) your total return in each Fund is reduced by the fees and expenses paid by each Fund; (ii) expense ratios can vary greatly between funds and fund families; and (iii) each Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

PORTFOLIO TRADING COSTS

Transactions involving debt securities are generally conducted directly with dealers or other counterparties in "principal transactions," and no commissions are paid. Rather, an undisclosed amount of “mark-up” is included in the price paid for the securities. (By contrast, when mutual funds buy or sell equity securities, they typically pay brokerage commissions to the broker-dealers that execute the transactions.) As a result, the Funds will incur transaction costs in connection with portfolio security transactions, even though they will pay few, if any, brokerage commissions.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help a Fund shareholder understand the Fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned, or lost, on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by KPMG LLP, the Funds' independent registered public accounting firm, whose reports, along with each Fund's financial statements, are included in each Fund's annual report, which are available upon request.

Core Bond Fund

	Year Ended April 30,
CLASS A	2007	2006	2005	2004	2003
Net asset value, beginning of period	$ 10.24	$ 10.66	$ 10.65	$ 10.99	$ 10.53
Income from investment operations
Net investment income (loss)	0.47	0.43	0.39	0.35	0.48
Net realized and unrealized gains or losses on investments	0.23	- 0.38	0.12	- 0.17	0.57
Total from investment operations	0.70	0.05	0.51	0.18	1.05
Distributions to shareholders from
Net investment income	- 0.47	- 0.44	- 0.42	- 0.43	- 0.48
Net realized gains	0	- 0.03	- 0.08	- 0.09	- 0.11
Total distributions to shareholders	- 0.47	- 0.47	- 0.50	- 0.52	- 0.59
Net asset value, end of period	$ 10.47	$ 10.24	$ 10.66	$ 10.65	$ 10.99
Total return [1]	7.02%	0.40%	4.85%	1.68%	10.20%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 437,106	$ 436,321	$ 452,253	$ 455,930	$ 454,679
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.71%	0.74%	0.75%	0.74%	0.70%
Expenses excluding waivers/reimbursements and expense reductions	0.84%	0.85%	0.83%	0.81%	0.77%
Net investment income (loss)	4.57%	4.08%	3.62%	3.30%	4.47%
Portfolio turnover rate	156%	184%	183%	204%	206%
	Year Ended April 30,
CLASS B	2007	2006	2005	2004	2003
Net asset value, beginning of period	$ 10.24	$ 10.66	$ 10.65	$ 10.99	$ 10.53
Income from investment operations
Net investment income (loss)	0.40	0.35 [2]	0.31	0.28	0.40
Net realized and unrealized gains or losses on investments	0.23	- 0.38	0.13	- 0.17	0.57
Total from investment operations	0.63	- 0.03	0.44	0.11	0.97
Distributions to shareholders from
Net investment income	- 0.40	- 0.36	- 0.35	- 0.36	- 0.40
Net realized gains	0	- 0.03	- 0.08	- 0.09	- 0.11
Total distributions to shareholders	- 0.40	- 0.39	- 0.43	- 0.45	- 0.51
Net asset value, end of period	$ 10.47	$ 10.24	$ 10.66	$ 10.65	$ 10.99
Total return [1]	6.25%	- 0.30%	4.13%	0.97%	9.39%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 151,785	$ 180,123	$ 226,798	$ 274,746	$ 310,416
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.45%	1.45%	1.45%	1.44%	1.44%
Expenses excluding waivers/reimbursements and expense reductions	1.54%	1.55%	1.53%	1.51%	1.51%
Net investment income (loss)	3.83%	3.36%	2.92%	2.60%	3.70%
Portfolio turnover rate	156%	184%	183%	204%	206%
1.  Excluding applicable sales charges 2.  Net investment income (loss) per share is based on average shares outstanding during the period.
	Year Ended April 30,
CLASS C	2007	2006	2005	2004	2003
Net asset value, beginning of period	$ 10.24	$ 10.66	$ 10.65	$ 10.99	$ 10.53
Income from investment operations
Net investment income (loss)	0.40	0.35	0.31	0.28	0.40
Net realized and unrealized gains or losses on investments	0.23	- 0.38	0.13	- 0.17	0.57
Total from investment operations	0.63	- 0.03	0.44	0.11	0.97
Distributions to shareholders from
Net investment income	- 0.40	- 0.36	- 0.35	- 0.36	- 0.40
Net realized gains	0	- 0.03	- 0.08	- 0.09	- 0.11
Total distributions to shareholders	- 0.40	- 0.39	- 0.43	- 0.45	- 0.51
Net asset value, end of period	$ 10.47	$ 10.24	$ 10.66	$ 10.65	$ 10.99
Total return [1]	6.25%	- 0.30%	4.13%	0.97%	9.39%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 138,271	$ 127,905	$ 130,261	$ 142,096	$ 151,286
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.45%	1.45%	1.45%	1.44%	1.44%
Expenses excluding waivers/reimbursements and expense reductions	1.54%	1.55%	1.53%	1.51%	1.51%
Net investment income (loss)	3.83%	3.38%	2.93%	2.60%	3.70%
Portfolio turnover rate	156%	184%	183%	204%	206%
	Year Ended April 30,
CLASS I	2007	2006	2005	2004	2003
Net asset value, beginning of period	$ 10.24	$ 10.66	$ 10.65	$ 10.99	$ 10.53
Income from investment operations
Net investment income (loss)	0.51	0.46	0.42	0.40	0.51
Net realized and unrealized gains or losses on investments	0.22	- 0.38	0.12	- 0.18	0.57
Total from investment operations	0.73	0.08	0.54	0.22	1.08
Distributions to shareholders from
Net investment income	- 0.50	- 0.47	- 0.45	- 0.47	- 0.51
Net realized gains	0	- 0.03	- 0.08	- 0.09	- 0.11
Total distributions to shareholders	- 0.50	- 0.50	- 0.53	- 0.56	- 0.62
Net asset value, end of period	$ 10.47	$ 10.24	$ 10.66	$ 10.65	$ 10.99
Total return	7.31%	0.70%	5.17%	1.98%	10.48%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 3,336,264	$ 3,568,884	$ 3,608,802	$ 3,693,542	$ 3,544,010
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.45%	0.45%	0.45%	0.44%	0.44%
Expenses excluding waivers/reimbursements and expense reductions	0.54%	0.55%	0.53%	0.51%	0.51%
Net investment income (loss)	4.83%	4.37%	3.92%	3.60%	4.72%
Portfolio turnover rate	156%	184%	183%	204%	206%
1.  Excluding applicable sales charges

Core Plus Bond Fund

(Formerly Evergreen Diversified Bond Fund)
	Year Ended April 30,		Year Ended November 30,
CLASS A	2007	2006 [1]	2005 [2,3]
Net asset value, beginning of period	$ 14.25	$ 14.53	$ 14.83
Income from investment operations
Net investment income (loss)	0.81	0.33	0.41 [4]
Net realized and unrealized gains or losses on investments	0.23	- 0.27	- 0.28
Total from investment operations	1.04	0.06	0.13
Distributions to shareholders from
Net investment income	- 0.83	- 0.34	- 0.43
Tax basis return of capital	- 0.01	0	0
Total distributions to shareholders	- 0.84	- 0.34	- 0.43
Net asset value, end of period	$ 14.45	$ 14.25	$ 14.53
Total return [5]	7.49%	0.43%	0.89%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 199,442	$ 213,268	$ 226,450
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.94%	0.96%[6]	0.97%[6]
Expenses excluding waivers/reimbursements and expense reductions	1.16%	1.19%[6]	1.15%[6]
Net investment income (loss)	5.65%	5.43%[6]	5.28%[6]
Portfolio turnover rate	70%	30%	55%
	Year Ended April 30,		Year Ended November 30,
CLASS B	2007	2006 [1]	2005 [2,7]
Net asset value, beginning of period	$ 14.25	$ 14.53	$ 14.83
Income from investment operations
Net investment income (loss)	0.70	0.28	0.36 [4]
Net realized and unrealized gains or losses on investments	0.23	- 0.26	- 0.28
Total from investment operations	0.93	0.02	0.08
Distributions to shareholders from
Net investment income	- 0.72	- 0.30	- 0.38
Tax basis return of capital	- 0.01	0	0
Total distributions to shareholders	- 0.73	- 0.30	- 0.38
Net asset value, end of period	$ 14.45	$ 14.25	$ 14.53
Total return [5]	6.71%	0.14%	0.52%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 16,102	$ 18,277	$ 20,439
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.67%	1.67%[6]	1.67%[6]
Expenses excluding waivers/reimbursements and expense reductions	1.85%	1.89%[6]	1.85%[6]
Net investment income (loss)	4.91%	4.72%[6]	4.58%[6]
Portfolio turnover rate	70%	30%	55%
1.  For the five months ended April 30, 2006. The Fund changed its fiscal year end from November 30 to April 30, effective April 30, 2006. 2.  For the period from May 20, 2005 (commencement of class operations), to November 30, 2005. 3.  Effective at the close of business on May 20, 2005, the Fund acquired the net assets of Vestaur Securities Fund. Vestaur Securities Fund became the accounting and performance survivor in this transaction. Class A shares of Vestaur Securities Fund did not exist prior to the transaction. As a result, accounting and performance information for Class A shares commenced on May 20, 2005. 4.  Net investment income (loss) per share is based on average shares outstanding during the period. 5.  Excluding applicable sales charges 6.  Annualized 7.  Effective at the close of business on May 20, 2005, the Fund acquired the net assets of Vestaur Securities Fund. Vestaur Securities Fund became the accounting and performance survivor in this transaction. Class B shares of Vestaur Securities Fund did not exist prior to the transaction. As a result, accounting and performance information for Class B shares commenced on May 20, 2005.
	Year Ended April 30,		Year Ended November 30,
CLASS C	2007	2006 [1]	2005 [2,3]
Net asset value, beginning of period	$ 14.25	$ 14.53	$ 14.83
Income from investment operations
Net investment income (loss)	0.70	0.28	0.36 [4]
Net realized and unrealized gains or losses on investments	0.23	- 0.26	- 0.28
Total from investment operations	0.93	0.02	0.08
Distributions to shareholders from
Net investment income	- 0.72	- 0.30	- 0.38
Tax basis return of capital	- 0.01	0	0
Total distributions to shareholders	- 0.73	- 0.30	- 0.38
Net asset value, end of period	$ 14.45	$ 14.25	$ 14.53
Total return [5]	6.71%	0.14%	0.52%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 24,157	$ 25,972	$ 27,764
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.67%	1.67%[6]	1.67%[6]
Expenses excluding waivers/reimbursements and expense reductions	1.85%	1.89%[6]	1.85%[6]
Net investment income (loss)	4.91%	4.72%[6]	4.58%[6]
Portfolio turnover rate	70%	30%	55%
	Year Ended April 30,		Year Ended November 30,
CLASS I	2007	2006 [1]	2005 [7]	2004 [7]	2003 [7]	2002 [7,8]
Net asset value, beginning of period	$ 14.25	$ 14.53	$ 15.14	$ 15.14	$ 14.27	$ 14.88
Income from investment operations
Net investment income (loss)	0.83	0.34	0.79 [4]	0.93	0.95	1.00
Net realized and unrealized gains or losses on investments	0.25	- 0.26	- 0.41	0.02	0.91	- 0.56
Total from investment operations	1.08	0.08	0.38	0.95	1.86	0.44
Distributions to shareholders from
Net investment income	- 0.87	- 0.36	- 0.86	- 0.95	- 0.99	- 1.05
Tax basis return of capital	- 0.01	0	- 0.13 [9]	0	0	0
Total distributions to shareholders	- 0.88	- 0.36	- 0.99	- 0.95	- 0.99	- 1.05
Net asset value, end of period	$ 14.45	$ 14.25	$ 14.53	$ 15.14	$ 15.14	$ 14.27
Total return	7.78%	0.55%	2.82%	6.47%	13.43%	3.06%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 56,478	$ 61,711	$ 65,893	$ 97,235	$ 97,277	$ 91,666
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.67%	0.67%[6]	0.79%	0.94%	0.91%	1.01%
Expenses excluding waivers/reimbursements and expense reductions	0.85%	0.89%[6]	0.88%	0.97%	0.94%	1.01%
Net investment income (loss)	5.91%	5.72%[6]	5.50%	6.10%	6.43%	6.96%
Portfolio turnover rate	70%	30%	55%	23%	45%	40%
1.  For the five months ended April 30, 2006. The Fund changed its fiscal year end from November 30 to April 30, effective April 30, 2006. 2.  For the period from May 20, 2005 (commencement of class operations), to November 30, 2005. 3.  Effective at the close of business on May 20, 2005, the Fund acquired the net assets of Vestaur Securities Fund. Vestaur Securities Fund became the accounting and performance survivor in this transaction. Class C shares of Vestaur Securities Fund did not exist prior to the transaction. As a result, accounting and performance information for Class C shares commenced on May 20, 2005. 4.  Net investment income (loss) per share is based on average shares outstanding during the period. 5.  Excluding applicable sales charges 6.  Annualized 7.  Effective at the close of business on May 20, 2005, the Fund acquired the net assets of Vestaur Securities Fund. Vestaur Securities Fund became the accounting and performance survivor in this transaction. The financial highlights for the periods prior to May 23, 2005 are those of Vestaur Securities Fund. The per share information has been restated to give effect to this transaction. Total return performance reflects the total return of Vestaur Securities Fund based on its net asset value. 8.  As required, effective December 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium and accreting discount on its fixed-income securities. The effects of this change for the year ended November 30, 2002 were a decrease in net investment income per share of $0.03; an increase in net realized gains or losses per share of $0.03; and a decrease in the ratio of net investment income to average net assets of 0.25%. 9.  Return of capital relates to former Vestaur Securities Fund shareholders and is based on average shares outstanding from December 1, 2004 through May 20, 2005.

Diversified Income Builder Fund

(Formerly Evergreen Strategic Income Fund)
	Year Ended April 30,
CLASS A	2007	2006	2005	2004	2003
Net asset value, beginning of period	$ 6.32	$ 6.53	$ 6.38	$ 6.50	$ 5.83
Income from investment operations
Net investment income (loss)	0.33 [1]	0.29 [1]	0.33	0.34 [1]	0.38 [1]
Net realized and unrealized gains or losses on investments	0.08	- 0.19	0.19	0.07	0.68
Total from investment operations	0.41	0.10	0.52	0.41	1.06
Distributions to shareholders from
Net investment income	- 0.31	- 0.31	- 0.35	- 0.37	- 0.39
Net realized gains	0	0	- 0.02	- 0.16	0
Tax basis return of capital	- 0.02	0	0	0	0
Total distributions to shareholders	- 0.33	- 0.31	- 0.37	- 0.53	- 0.39
Net asset value, end of period	$ 6.40	$ 6.32	$ 6.53	$ 6.38	$ 6.50
Total return [2]	6.71%	1.59%	8.22%	6.24%	18.79%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 170,804	$ 199,501	$ 214,776	$ 202,017	$ 173,842
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.16%	1.17%	1.12%	1.21%	1.19%
Expenses excluding waivers/reimbursements and expense reductions	1.20%	1.18%	1.12%	1.21%	1.19%
Net investment income (loss)	5.17%	4.57%	5.03%	5.10%	6.31%
Portfolio turnover rate	128%	100%	130%	129%	129%
	Year Ended April 30,
CLASS B	2007	2006	2005	2004	2003
Net asset value, beginning of period	$ 6.34	$ 6.55	$ 6.40	$ 6.52	$ 5.85
Income from investment operations
Net investment income (loss)	0.28 [1]	0.25 [1]	0.29	0.29 [1]	0.34
Net realized and unrealized gains or losses on investments	0.09	- 0.19	0.19	0.07	0.67
Total from investment operations	0.37	0.06	0.48	0.36	1.01
Distributions to shareholders from
Net investment income	- 0.27	- 0.27	- 0.31	- 0.32	- 0.34
Net realized gains	0	0	- 0.02	- 0.16	0
Tax basis return of capital	- 0.02	0	0	0	0
Total distributions to shareholders	- 0.29	- 0.27	- 0.33	- 0.48	- 0.34
Net asset value, end of period	$ 6.42	$ 6.34	$ 6.55	$ 6.40	$ 6.52
Total return [2]	5.94%	0.89%	7.46%	5.49%	17.87%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 54,955	$ 71,860	$ 98,852	$ 113,115	$ 107,968
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.90%	1.87%	1.83%	1.91%	1.94%
Expenses excluding waivers/reimbursements and expense reductions	1.90%	1.87%	1.83%	1.91%	1.94%
Net investment income (loss)	4.43%	3.85%	4.34%	4.40%	5.54%
Portfolio turnover rate	128%	100%	130%	129%	129%
1.  Net investment income (loss) per share is based on average shares outstanding during the period. 2.  Excluding applicable sales charges
	Year Ended April 30,
CLASS C	2007	2006	2005	2004	2003
Net asset value, beginning of period	$ 6.33	$ 6.54	$ 6.39	$ 6.51	$ 5.84
Income from investment operations
Net investment income (loss)	0.28 [1]	0.25 [1]	0.29	0.29 [1]	0.34 [1]
Net realized and unrealized gains or losses on investments	0.09	- 0.19	0.19	0.07	0.67
Total from investment operations	0.37	0.06	0.48	0.36	1.01
Distributions to shareholders from
Net investment income	- 0.27	- 0.27	- 0.31	- 0.32	- 0.34
Net realized gains	0	0	- 0.02	- 0.16	0
Tax basis return of capital	- 0.02	0	0	0	0
Total distributions to shareholders	- 0.29	- 0.27	- 0.33	- 0.48	- 0.34
Net asset value, end of period	$ 6.41	$ 6.33	$ 6.54	$ 6.39	$ 6.51
Total return [2]	5.94%	0.88%	7.46%	5.49%	17.89%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 55,110	$ 65,322	$ 79,539	$ 89,236	$ 68,207
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.90%	1.88%	1.83%	1.91%	1.93%
Expenses excluding waivers/reimbursements and expense reductions	1.90%	1.88%	1.83%	1.91%	1.93%
Net investment income (loss)	4.43%	3.86%	4.34%	4.40%	5.66%
Portfolio turnover rate	128%	100%	130%	129%	129%
	Year Ended April 30,
CLASS I	2007	2006	2005	2004	2003
Net asset value, beginning of period	$ 6.22	$ 6.43	$ 6.28	$ 6.40	$ 5.74
Income from investment operations
Net investment income (loss)	0.34 [1]	0.31 [1]	0.34	0.35 [1]	0.41 [1]
Net realized and unrealized gains or losses on investments	0.08	- 0.19	0.19	0.07	0.64
Total from investment operations	0.42	0.12	0.53	0.42	1.05
Distributions to shareholders from
Net investment income	- 0.32	- 0.33	- 0.36	- 0.38	- 0.39
Net realized gains	0	0	- 0.02	- 0.16	0
Tax basis return of capital	- 0.02	0	0	0	0
Total distributions to shareholders	- 0.34	- 0.33	- 0.38	- 0.54	- 0.39
Net asset value, end of period	$ 6.30	$ 6.22	$ 6.43	$ 6.28	$ 6.40
Total return	7.02%	1.84%	8.58%	6.56%	19.09%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 17,861	$ 20,424	$ 19,216	$ 26,711	$ 13,406
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.90%	0.88%	0.82%	0.91%	0.94%
Expenses excluding waivers/reimbursements and expense reductions	0.90%	0.88%	0.82%	0.91%	0.94%
Net investment income (loss)	5.43%	4.88%	5.33%	5.42%	6.75%
Portfolio turnover rate	128%	100%	130%	129%	129%
1.  Net investment income (loss) per share is based on average shares outstanding during the period. 2.  Excluding applicable sales charges

High Income Fund

(Formerly Evergreen High Yield Bond Fund)
Year Ended April 30,
CLASS A	2007	2006	2005	2004	2003
Net asset value, beginning of period	$ 3.31	$ 3.32	$ 3.43	$ 3.30	$ 3.29
Income from investment operations
Net investment income (loss)	0.24 [1]	0.23	0.24	0.25	0.27 [1]
Net realized and unrealized gains or losses on investments	0.09	0	- 0.10	0.14	0.01
Total from investment operations	0.33	0.23	0.14	0.39	0.28
Distributions to shareholders from
Net investment income	- 0.24	- 0.24	- 0.25	- 0.26	- 0.27
Net asset value, end of period	$ 3.40	$ 3.31	$ 3.32	$ 3.43	$ 3.30
Total return [2]	10.35%	7.01%	4.14%	12.25%	9.42%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 335,411	$ 388,523	$ 467,714	$ 530,526	$ 484,346
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.06%	1.04%	1.04%	1.01%	1.11%
Expenses excluding waivers/reimbursements and expense reductions	1.10%	1.05%	1.04%	1.02%	1.11%
Net investment income (loss)	7.19%	6.95%	7.16%	7.42%	8.70%
Portfolio turnover rate	48%	67%	65%	71%	80%
Year Ended April 30,
CLASS B	2007	2006	2005	2004	2003
Net asset value, beginning of period	$ 3.31	$ 3.32	$ 3.43	$ 3.30	$ 3.29
Income from investment operations
Net investment income (loss)	0.21 [1]	0.21 [1]	0.22	0.23 [1]	0.25 [1]
Net realized and unrealized gains or losses on investments	0.09	- 0.01 [3]	- 0.10	0.14	0.01
Total from investment operations	0.30	0.20	0.12	0.37	0.26
Distributions to shareholders from
Net investment income	- 0.21	- 0.21	- 0.23	- 0.24	- 0.25
Net asset value, end of period	$ 3.40	$ 3.31	$ 3.32	$ 3.43	$ 3.30
Total return [2]	9.55%	6.27%	3.42%	11.46%	8.61%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 150,609	$ 176,663	$ 211,950	$ 247,741	$ 173,002
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.80%	1.75%	1.74%	1.72%	1.84%
Expenses excluding waivers/reimbursements and expense reductions	1.80%	1.75%	1.74%	1.72%	1.84%
Net investment income (loss)	6.46%	6.25%	6.46%	6.71%	7.99%
Portfolio turnover rate	48%	67%	65%	71%	80%
1.  Net investment income (loss) per share is based on average shares outstanding during the period. 2.  Excluding applicable sales charges 3.  The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.
Year Ended April 30,
CLASS C	2007	2006	2005	2004	2003
Net asset value, beginning of period	$ 3.31	$ 3.32	$ 3.43	$ 3.30	$ 3.29
Income from investment operations
Net investment income (loss)	0.21 [1]	0.21	0.22	0.23	0.25 [1]
Net realized and unrealized gains or losses on investments	0.09	- 0.01 [2]	- 0.10	0.14	0.01
Total from investment operations	0.30	0.20	0.12	0.37	0.26
Distributions to shareholders from
Net investment income	- 0.21	- 0.21	- 0.23	- 0.24	- 0.25
Net asset value, end of period	$ 3.40	$ 3.31	$ 3.32	$ 3.43	$ 3.30
Total return [3]	9.55%	6.27%	3.42%	11.46%	8.61%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 161,941	$ 201,975	$ 281,810	$ 381,525	$ 290,914
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.80%	1.75%	1.74%	1.72%	1.85%
Expenses excluding waivers/reimbursements and expense reductions	1.80%	1.75%	1.74%	1.72%	1.85%
Net investment income (loss)	6.46%	6.25%	6.47%	6.72%	7.98%
Portfolio turnover rate	48%	67%	65%	71%	80%
Year Ended April 30,
CLASS I	2007	2006	2005	2004	2003
Net asset value, beginning of period	$ 3.31	$ 3.32	$ 3.43	$ 3.30	$ 3.29
Income from investment operations
Net investment income (loss)	0.25 [1]	0.24	0.26	0.26	0.28 [1]
Net realized and unrealized gains or losses on investments	0.09	0	- 0.11	0.14	0.01
Total from investment operations	0.34	0.24	0.15	0.40	0.29
Distributions to shareholders from
Net investment income	- 0.25	- 0.25	- 0.26	- 0.27	- 0.28
Net asset value, end of period	$ 3.40	$ 3.31	$ 3.32	$ 3.43	$ 3.30
Total return	10.65%	7.33%	4.45%	12.58%	9.69%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 27,147	$ 50,365	$ 60,412	$ 37,894	$ 49,370
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.80%	0.75%	0.74%	0.72%	0.84%
Expenses excluding waivers/reimbursements and expense reductions	0.80%	0.75%	0.74%	0.72%	0.84%
Net investment income (loss)	7.42%	7.23%	7.46%	7.73%	9.05%
Portfolio turnover rate	48%	67%	65%	71%	80%
1.  Net investment income (loss) per share is based on average shares outstanding during the period. 2.  The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio. 3.  Excluding applicable sales charges

Select High Yield Bond Fund

	Year Ended April 30,
CLASS I	2007	2006	2005	2004	2003
Net asset value, beginning of period	$ 9.14	$ 9.15	$ 9.52	$ 9.35	$ 9.36
Income from investment operations
Net investment income (loss)	0.62 [1]	0.61 [1]	0.64	0.69 [1]	0.69 [1]
Net realized and unrealized gains or losses on investments	0.18	- 0.01	- 0.37	0.17	- 0.01
Total from investment operations	0.80	0.60	0.27	0.86	0.68
Distributions to shareholders from
Net investment income	- 0.58	- 0.59	- 0.64	- 0.69	- 0.69
Tax basis return of capital	- 0.01	- 0.02	0	0	0
Total distributions to shareholders	- 0.59	- 0.61	- 0.64	- 0.69	- 0.69
Net asset value, end of period	$ 9.35	$ 9.14	$ 9.15	$ 9.52	$ 9.35
Total return	9.17%	6.65%	2.78%	9.47%	7.78%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 170,529	$ 433,038	$ 490,363	$ 597,678	$ 372,881
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.70%	0.67%	0.66%	0.67%	0.67%
Expenses excluding waivers/reimbursements and expense reductions	0.70%	0.67%	0.66%	0.67%	0.67%
Net investment income (loss)	6.85%	6.57%	6.71%	7.26%	7.66%
Portfolio turnover rate	28%	36%	71%	65%	37%
1.  Net investment income (loss) per share is based on average shares outstanding during the period.

U.S. Government Fund

Year Ended April 30,
CLASS A	2007	2006	2005	2004	2003
Net asset value, beginning of period	$ 9.81	$ 10.09	$ 9.96	$ 10.22	$ 9.75
Income from investment operations
Net investment income (loss)	0.44	0.32 [1]	0.24 [1]	0.19 [1]	0.39
Net realized and unrealized gains or losses on investments	0.17	- 0.24	0.19	- 0.16	0.43
Total from investment operations	0.61	0.08	0.43	0.03	0.82
Distributions to shareholders from
Net investment income	- 0.45	- 0.36	- 0.30	- 0.29	- 0.35
Net asset value, end of period	$ 9.97	$ 9.81	$ 10.09	$ 9.96	$ 10.22
Total return [2]	6.37%	0.82%	4.37%	0.30%	8.50%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 73,875	$ 77,581	$ 93,826	$ 109,172	$ 146,427
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.95%	0.98%	1.00%	1.01%	0.95%
Expenses excluding waivers/reimbursements and expense reductions	0.99%	0.99%	1.00%	1.01%	0.95%
Net investment income (loss)	4.60%	3.18%	2.38%	1.86%	3.81%
Portfolio turnover rate	97%	53%	110%	55%	129%
Year Ended April 30,
CLASS B	2007	2006	2005	2004	2003
Net asset value, beginning of period	$ 9.81	$ 10.09	$ 9.96	$ 10.22	$ 9.75
Income from investment operations
Net investment income (loss)	0.38 [1]	0.24 [1]	0.17 [1]	0.12 [1]	0.31
Net realized and unrealized gains or losses on investments	0.16	- 0.23	0.19	- 0.16	0.43
Total from investment operations	0.54	0.01	0.36	- 0.04	0.74
Distributions to shareholders from
Net investment income	- 0.38	- 0.29	- 0.23	- 0.22	- 0.27
Net asset value, end of period	$ 9.97	$ 9.81	$ 10.09	$ 9.96	$ 10.22
Total return [2]	5.60%	0.12%	3.64%	- 0.40%	7.69%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 12,653	$ 16,747	$ 25,452	$ 37,270	$ 59,362
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.69%	1.69%	1.70%	1.71%	1.70%
Expenses excluding waivers/reimbursements and expense reductions	1.69%	1.69%	1.70%	1.71%	1.70%
Net investment income (loss)	3.83%	2.45%	1.67%	1.16%	3.04%
Portfolio turnover rate	97%	53%	110%	55%	129%
1.  Net investment income (loss) per share is based on average shares outstanding during the period. 2.  Excluding applicable sales charges
Year Ended April 30,
CLASS C	2007	2006	2005	2004	2003
Net asset value, beginning of period	$ 9.81	$ 10.09	$ 9.96	$ 10.22	$ 9.75
Income from investment operations
Net investment income (loss)	0.38 [1]	0.25 [1]	0.17 [1]	0.12 [1]	0.31
Net realized and unrealized gains or losses on investments	0.16	- 0.24	0.19	- 0.16	0.43
Total from investment operations	0.54	0.01	0.36	- 0.04	0.74
Distributions to shareholders from
Net investment income	- 0.38	- 0.29	- 0.23	- 0.22	- 0.27
Net asset value, end of period	$ 9.97	$ 9.81	$ 10.09	$ 9.96	$ 10.22
Total return [2]	5.60%	0.12%	3.64%	- 0.40%	7.69%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 7,669	$ 7,973	$ 9,820	$ 14,207	$ 26,013
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.69%	1.69%	1.70%	1.71%	1.70%
Expenses excluding waivers/reimbursements and expense reductions	1.69%	1.69%	1.70%	1.71%	1.70%
Net investment income (loss)	3.86%	2.47%	1.67%	1.17%	2.99%
Portfolio turnover rate	97%	53%	110%	55%	129%
Year Ended April 30,
CLASS I	2007	2006	2005	2004	2003
Net asset value, beginning of period	$ 9.81	$ 10.09	$ 9.96	$ 10.22	$ 9.75
Income from investment operations
Net investment income (loss)	0.47	0.35 [1]	0.27 [1]	0.22 [1]	0.41
Net realized and unrealized gains or losses on investments	0.17	- 0.24	0.19	- 0.16	0.43
Total from investment operations	0.64	0.11	0.46	0.06	0.84
Distributions to shareholders from
Net investment income	- 0.48	- 0.39	- 0.33	- 0.32	- 0.37
Net asset value, end of period	$ 9.97	$ 9.81	$ 10.09	$ 9.96	$ 10.22
Total return	6.66%	1.12%	4.68%	0.60%	8.77%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 479,015	$ 436,890	$ 436,431	$ 427,356	$ 489,565
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.69%	0.69%	0.70%	0.71%	0.70%
Expenses excluding waivers/reimbursements and expense reductions	0.69%	0.69%	0.70%	0.71%	0.70%
Net investment income (loss)	4.88%	3.48%	2.69%	2.15%	4.02%
Portfolio turnover rate	97%	53%	110%	55%	129%
1.  Net investment income (loss) per share is based on average shares outstanding during the period. 2.  Excluding applicable sales charges

OTHER FUND PRACTICES

Although not currently a principal investment practice for the Funds other than U.S. Government Fund, the Funds may engage in certain transactions that create leverage, including certain types of uncovered mortgage dollar rolls and specific forms of securities lending with up to 30% of each Fund's assets. Leveraging can create special risks. Leveraging can exaggerate changes in each Fund's NAV and performance as well as magnify the risks associated with the underlying securities in which each Fund invests. Since High Income Fund and Select High Yield Fund may invest in foreign securities, which may include foreign currencies transactions, the value of each Fund’s shares will be affected by changes in exchange rates. To manage this risk, each Fund may enter into currency futures contracts and forward currency exchange contracts. A Fund that uses this kind of investment strategy is subject to "Foreign Currency Transaction Risk" discussed in the section entitled "Overview of Fund Risks." The Evergreen funds generally do not take portfolio turnover into account in making investment decisions. Therefore, a Fund could experience a high rate of portfolio turnover (100% or more) in any given fiscal year, resulting in greater brokerage and other transaction costs which are borne by the Fund and its shareholders. It may also result in a Fund realizing greater net short-term capital gains, distributions of which are taxable to shareholders as ordinary income except to shareholders holding Fund shares in retirement plans. Portfolio turnover rates can be found in the "Financial Highlights" section of this prospectus. Each Fund may, but will not necessarily, temporarily invest up to 100% of its assets in high-quality money market instruments in order to protect the value of the Fund in response to adverse economic, political or market conditions. This strategy is inconsistent with each Fund's principal investment strategies and investment goal and, if employed, could result in a lower return and loss of market opportunity. Please consult the SAI for more information regarding these and other investment practices used by the Funds, including related risks.

Short-Term Trading

Excessive short-term trading by investors in a Fund's shares can be detrimental to the interests of long-term shareholders. Excessive short-term trading may disrupt portfolio management of the Fund, harm fund performance, create transaction and other administrative costs that are borne by all shareholders and, ultimately, result in a dilution of, or otherwise have a negative impact on, the value of the Fund's shares held by long-term shareholders. To limit the negative effects of short-term trading on the Fund, the Fund's Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen fund, that investor is "blocked" from purchasing shares of that fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short-term trading policy does not apply to:
  Money market funds;
  Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;
  Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;
  Rebalancing transactions within certain asset allocation or "wrap" programs where Evergreen or the financial intermediary is able to identify the transaction as part of a firm-approved asset allocation program;
  Purchases by a "fund of funds" into the underlying fund vehicle and purchases by 529 Plans;
  Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and shares acquired or sold by a participant in connection with plan loans; and
  Purchases below $5,000 (including purchases that are a part of an exchange transaction).
While the Fund will not monitor trading activity outside the policy above, the Fund reserves the right to reject any purchase or exchange, to terminate an investor's investment or exchange privileges or to seek additional information, if the Fund determines in its sole discretion that trading activity by the investor may be detrimental to the interests of long-term shareholders. In considering whether trading activity may be detrimental to the interests of long-term shareholders, the Fund considers a number of factors, such as the frequency of trading by the investor, the amount involved in the investor's trades, and the length of time the investment is held, along with other factors. There are certain limitations on the Fund's ability to detect and prevent short-term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have timely access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund's short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply alternative short-term trading policies. The Fund will use reasonable diligence to confirm that such intermediaries are applying the Fund's short-term trading policy or an acceptable alternative. Consult the disclosure provided by your financial intermediary for any alternative short-term trading policies that may apply to your account. It is possible that excessive short-term trading or trading in violation of the Fund's trading restrictions may occur despite the Fund's efforts to prevent them.

Portfolio Holdings

A Fund makes available to the public, approximately 15 calendar days after the end of the calendar quarter, a complete listing of its portfolio holdings as of the quarter end. This information is posted to EvergreenInvestments.com as soon after the 15 days as possible. In addition, certain Evergreen funds (such as Evergreen money market funds) may make available to the public a complete list of holdings as of month end, posted to EvergreenInvestments.com within approximately 15 calendar days after the month end. A Fund may also from time to time post to EvergreenInvestments.com more current portfolio holdings information as of a specified date. For more information about the Evergreen funds' policies and procedures with respect to the disclosure of portfolio holdings, see "Policy for Dissemination of Portfolio Holdings" in the SAI.

Privacy

EIMC and its affiliates are dedicated to providing you with the highest level of service and protecting your privacy. As technology transforms the way information is collected and distributed, we want you to know that we have implemented a number of industry-leading practices for safeguarding the privacy and security of financial information about you. EIMC and its affiliates employ safeguards to protect customer information and to prevent fraud. EIMC and its affiliates do not sell customer information to other companies for marketing purposes. For more information, visit our Web site at EvergreenInvestments.com or call 1.800.343.2898 to speak to an Evergreen funds service representative.

INDEX DESCRIPTIONS

Index	Description	Funds
Lehman Brothers Aggregate Bond Index (LBABI)	The LBABI is an unmanaged fixed income index covering the U.S. investment grade fixed-rate bond market, including U.S. government and U.S. government agency securities, corporate securities, and asset-backed securities.	Core Bond Fund Core Plus Bond Fund Diversified Income Builder Fund
Merrill Lynch High Yield Master Index (MLHYMI)	MLHYMI is an unmanaged market index that provides a broad-based performance measure of the non-investment grade U.S. domestic bond index.	High Income Fund Diversified Income Builder Fund Select High Yield Bond Fund
Lehman Brothers Intermediate Term Government Bond Index (LBITGBI)	LBITGBI is an unmanaged fixed income index of U.S. government and U.S. government agency debt with one to ten years remaining to maturity.	U.S. Government Fund
J.P. Morgan Global Government Bond Index excluding U.S. (JPMGXUS)	JPMGXUS is a widely used benchmark for measuring performance and quantifying risk across international bond markets. The index measures the total, principal, and interest returns in each market.	Diversified Income Builder Fund
LBCBI/MYHYCPBB-B Blend Index (also referred to as Evergreen Diversified Bond Blended Index (EDBBI))	LBCBI/MYHYCPBB-B Blend Index is a composite benchmark computed by Evergreen and comprised 80% by LBCBI and 20% by MLHYCPBB-B.	Core Plus Bond Fund
Merrill Lynch High Yield, Cash Pay, BB-B (MLHYCPBB-B)	MLHYCPBB-B is an unmanaged index comprised of the value-weighted measure BB and B rated bonds.	Core Plus Bond Fund Select High Yield Bond Fund
Lehman Brothers Corporate Bond Index (LBCBI)	LBCBI is an unmanaged market value-weighted index of investment-grade corporate fixed-rate debt issues with maturities of one year or more.	Core Plus Bond Fund
Evergreen Diversified Income Builder Blended Index (EDIBBI)	Evergreen Diversified Income Builder Blended Index is a composite benchmark computed by Evergreen and comprised of 50% by MLHYMI, 25% by JPMGXUS and 25% by LBABI.	Diversified Income Builder Fund

Evergreen Express Line

Call 1.800.346.3858
 24 hours a day to
  check your account
  order a statement
  get a Fund’s current price, yield and total return
  buy, redeem or exchange Fund shares

Shareholder Services

Call 1.800.343.2898
 Monday-Friday, 9 a.m. to 6 p.m. ET to
  buy, redeem or exchange Fund shares
  order applications
  get assistance with your account

Write us a letter
  Evergreen Investments
  P.O. Box 8400
  Boston, MA 02266-8400
  to buy, redeem or exchange Fund shares
  to change the registration on your account
  for general correspondence

For express, registered or certified mail
  Evergreen Investments
  30 Dan Road
  Canton, MA 02021-2809

  Visit us on-line
  EvergreenInvestments.com

  Regular communications you will receive
  Account Statements — You will receive quarterly statements for each Fund you invest in. Please review and promptly notify Evergreen Investments of any inaccuracies.
Confirmation Notices — A confirmation of your transaction, other than SIP and SWP, is sent within five days. Please review and promptly notify Evergreen Investments of any inaccuracies. Annual and Semiannual Reports — You will receive a detailed financial report twice a year on each Fund in which you invest. Tax Forms — Each January you will receive any Fund tax information you need to complete your tax returns.

For More Information About the Evergreen Intermediate and Long Term Bond Funds, Ask for:

  Each Fund's most recent Annual or Semiannual Report, which contains a complete financial accounting for the Fund and a complete list of the Fund's portfolio holdings as of a specific date. The Annual Report also contains commentary from the Fund’s portfolio managers regarding the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year.
  The Statement of Additional Information (SAI), which contains more detailed information about the Funds and their policies and procedures. The SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this prospectus, which means that its contents are legally considered to be part of this prospectus.
For questions, other information, or to request a copy, without charge, of any of these documents, call 1.800.343.2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents may be downloaded, free of charge, off our Web site at EvergreenInvestments.com. Information about the Funds (including their SAIs) is also available, without charge, on the SEC's Internet Web site at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.551.8090.
  Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.,
  200 Berkeley Street, Boston, MA 02116-5034.
  Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2007. 541291 RV13 (10/07)

  SEC File No.: 811-08415

  SEC File No.: 811-08365
  Evergreen Investments
  200 Berkeley Street
  Boston, MA 02116-5034